UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22083

Fidelity Central Investment Portfolios II LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2024

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Investment Grade Bond Central Fund Fidelity® Investment Grade Bond Central Fund

This annual shareholder report contains information about Fidelity® Investment Grade Bond Central Fund for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Investment Grade Bond Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending September 30, 2024, helped by notable gains during the summer months as the bond market priced in anticipated interest-rate reductions by the U.S. Federal Reserve, which finally began with a 50 basis point cut on September 18. The full 12-month period was marked by high volatility.
•Against this backdrop, relative to the benchmark Bloomberg U.S. Aggregate Bond Index, the fund benefited from favorable duration positioning. Specifically, the portfolio was more interest-rate sensitive than the index in a period of often-falling rates.
•The fund also benefited from an overweight in credit risk, which added value as credit spreads approached historically tight levels.
•Other notable relative contributors included the fund's allocations to securitized products, including outperforming stakes in commercial mortgage-backed securities, asset-backed securities and collateralized loan obligations.
•Outsized exposure to investment-grade corporate bonds, especially those of bank issuers, also was beneficial, although our positioning among industrial and utility bonds detracted.
•Notable changes in positioning include reduced exposure to investment-grade corporate bonds, an increased allocation to U.S. Treasury debt, and purchases of mortgage bonds during periods of wider credit spreads.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2014 through September 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Investment Grade Bond Central Fund	12.37%	1.40%	2.75%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$41,003,302,425
Number of Holdings	4,835
Total Advisory Fee	$0
Portfolio Turnover	206%
What did the Fund invest in?
(as of September 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (5.2)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (5.2)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	31.6
US Treasury Bonds	11.4
Fannie Mae Mortgage pass-thru certificates	5.7
Ginnie Mae II Pool	4.8
Freddie Mac Gold Pool	4.2
Uniform Mortgage Backed Securities	2.3
JPMorgan Chase & Co	1.5
Freddie Mac Multifamily Structured pass-thru certificates	1.4
Morgan Stanley	1.3
Bank of America Corp	1.0
65.2
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

Effective March 1, 2024, the fund's management contract was amended to remove the fee the investment adviser received from investing funds.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913751.100    1374-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Inflation-Protected Bond Index Central Fund Fidelity® Inflation-Protected Bond Index Central Fund

This annual shareholder report contains information about Fidelity® Inflation-Protected Bond Index Central Fund for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Inflation-Protected Bond Index Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending September 30, 2024, helped by notable gains during the summer months as the bond market priced in anticipated interest rate reductions by the U.S. Federal Reserve - which finally began with a 50 basis point cut on September 18. The full 12-month period was marked by high volatility.
•We construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions. Notable exposures within the portfolio include duration, key rate durations, and other factors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2014 through September 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Inflation-Protected Bond Index Central Fund	9.01%	3.22%	2.59%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 1-10 Year Index	9.01%	3.26%	2.60%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$442,456,808
Number of Holdings	35
Total Advisory Fee	$0
Portfolio Turnover	63%
What did the Fund invest in?
(as of September 30, 2024)

COUPON DISTRIBUTION (% of Fund's net assets)
0.01 - 0.99%	58.2
1 - 1.99%	24.9
2 - 2.99%	11.7
3 - 3.99%	4.8

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	88.3
US Treasury Bonds	11.3
99.6
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

Effective March 1, 2024, the fund's management contract was amended to remove the fee the investment adviser received from investing funds.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913781.100    2398-TSRA-1124

Item 2.

Code of Ethics

As of the end of the period, September 30, 2024, Fidelity Central Investment Portfolios II LLC (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Inflation-Protected Bond Index Central Fund and Fidelity Investment Grade Bond Central Fund (the “Fund(s)”):

Services Billed by Deloitte Entities

September 30, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Inflation-Protected Bond Index Central Fund	$43,700	$-	$10,500	$1,100
Fidelity Investment Grade Bond Central Fund	$73,600	$-	$9,700	$1,700

September 30, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Inflation-Protected Bond Index Central Fund	$43,900	$-	$10,500	$1,100
Fidelity Investment Grade Bond Central Fund	$73,700	$-	$9,700	$1,700

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	September 30, 2024A	September 30, 2023A
Audit-Related Fees	$125,000	$75,000
Tax Fees	$-	$-
All Other Fees	$2,929,500	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	September 30, 2024A	September 30, 2023A
Deloitte Entities	$5,208,000	$4,004,500

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Inflation-Protected Bond Index Central Fund

Annual Report
September 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Inflation-Protected Bond Index Central Fund
Schedule of Investments September 30, 2024
Showing Percentage of Net Assets
U.S. Treasury Inflation-Protected Obligations - 99.6%
	Principal Amount (a)	Value ($)
U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28	10,916,752	11,007,770
2% 1/15/26	6,190,073	6,179,819
2.375% 1/15/27	5,377,915	5,466,951
2.5% 1/15/29	6,032,952	6,293,438
3.375% 4/15/32	3,898,532	4,406,154
3.625% 4/15/28	6,884,344	7,379,271
3.875% 4/15/29	8,380,429	9,251,567
U.S. Treasury Inflation-Indexed Notes:
0.125% 10/15/25	17,903,573	17,556,811
0.125% 4/15/26	8,930,658	8,683,347
0.125% 7/15/26	12,008,125	11,706,857
0.125% 10/15/26	18,701,434	18,187,521
0.125% 4/15/27	15,284,354	14,716,350
0.125% 1/15/30	11,052,984	10,315,879
0.125% 7/15/30	20,509,642	19,078,009
0.125% 1/15/31	15,008,294	13,795,493
0.125% 7/15/31	14,332,810	13,116,655
0.125% 1/15/32	22,330,699	20,190,664
0.25% 7/15/29	15,170,315	14,397,403
0.375% 1/15/27	16,117,641	15,661,490
0.375% 7/15/27	14,666,291	14,263,842
0.5% 1/15/28	12,599,955	12,202,051
0.625% 1/15/26	11,954,877	11,726,421
0.625% 7/15/32	19,399,654	18,172,225
0.75% 7/15/28	14,540,508	14,221,072
0.875% 1/15/29	9,517,072	9,293,177
1.125% 1/15/33	16,979,515	16,390,031
1.25% 4/15/28	14,009,830	13,880,477
1.375% 7/15/33	19,304,889	19,038,665
1.625% 10/15/27	15,184,026	15,286,268
1.75% 1/15/34	20,301,478	20,536,704
1.875% 7/15/34	13,692,921	14,032,696
2.125% 4/15/29	17,169,677	17,650,680
2.375% 10/15/28	15,876,183	16,492,021
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS (Cost $441,043,364)		440,577,779

Money Market Funds - 0.4%
	Shares	Value ($)
Fidelity Cash Central Fund 4.89% (b) (Cost $1,675,903)	1,675,568	1,675,903

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $442,719,267)	442,253,682
NET OTHER ASSETS (LIABILITIES) - 0.0%	203,126
NET ASSETS - 100.0%	442,456,808

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	1,553,459	41,780,590	41,658,214	38,465	68	-	1,675,903	0.0%
Total	1,553,459	41,780,590	41,658,214	38,465	68	-	1,675,903

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	440,577,779	-	440,577,779	-

Money Market Funds	1,675,903	1,675,903	-	-
Total Investments in Securities:	442,253,682	1,675,903	440,577,779	-
Financial Statements
Statement of Assets and Liabilities
As of September 30, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $441,043,364)	$440,577,779
Fidelity Central Funds (cost $1,675,903)	1,675,903

Total Investment in Securities (cost $442,719,267)		$442,253,682
Receivable for investments sold		7,331,353
Receivable for fund shares sold		2,195
Interest receivable		1,407,612
Distributions receivable from Fidelity Central Funds		6,330
Total assets		451,001,172
Liabilities
Payable for investments purchased	$8,340,942
Payable for fund shares redeemed	203,355
Other payables and accrued expenses	67
Total liabilities		8,544,364
Net Assets		$442,456,808
Net Assets consist of:
Paid in capital		$472,741,387
Total accumulated earnings (loss)		(30,284,579)
Net Assets		$442,456,808
Net Asset Value, offering price and redemption price per share ($442,456,808 ÷ 4,847,843 shares)		$91.27
Statement of Operations
Year ended September 30, 2024
Investment Income
Interest		$20,926,438
Income from Fidelity Central Funds		38,465
Total income		20,964,903
Expenses
Custodian fees and expenses	$900
Independent trustees' fees and expenses	1,423
Miscellaneous	1
Total expenses		2,324
Net Investment income (loss)		20,962,579
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(13,678,841)
Fidelity Central Funds	68
Total net realized gain (loss)		(13,678,773)
Change in net unrealized appreciation (depreciation) on investment securities		33,657,042
Net gain (loss)		19,978,269
Net increase (decrease) in net assets resulting from operations		$40,940,848
Statement of Changes in Net Assets

	Year ended September 30, 2024	Year ended September 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,962,579	$21,130,326
Net realized gain (loss)	(13,678,773)	(24,018,732)
Change in net unrealized appreciation (depreciation)	33,657,042	18,689,043
Net increase (decrease) in net assets resulting from operations	40,940,848	15,800,637
Distributions to shareholders	(26,643,897)	(68,116,659)

Affiliated share transactions
Proceeds from sales of shares	215,028,822	26,438,998
Reinvestment of distributions	26,643,897	68,116,659
Cost of shares redeemed	(237,216,801)	(232,780,447)

Net increase (decrease) in net assets resulting from share transactions	4,455,918	(138,224,790)
Total increase (decrease) in net assets	18,752,869	(190,540,812)

Net Assets
Beginning of period	423,703,939	614,244,751
End of period	$442,456,808	$423,703,939

Other Information
Shares
Sold	2,417,895	295,860
Issued in reinvestment of distributions	302,854	753,905
Redeemed	(2,687,702)	(2,592,904)
Net increase (decrease)	33,047	(1,543,139)

Financial Highlights
Fidelity® Inflation-Protected Bond Index Central Fund

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$88.00	$96.61	$113.48	$108.93	$102.91
Income from Investment Operations
Net investment income (loss) A,B	3.663	3.381	7.596	5.098	1.359
Net realized and unrealized gain (loss)	4.042	(1.285)	(15.349)	1.090	6.303
Total from investment operations	7.705	2.096	(7.753)	6.188	7.662
Distributions from net investment income	(4.435)	(8.189)	(7.113)	(.222)	(.389)
Distributions from net realized gain	-	(2.517)	(2.004)	(1.416)	(1.253)
Total distributions	(4.435)	(10.706)	(9.117)	(1.638)	(1.642)
Net asset value, end of period	$91.27	$88.00	$96.61	$113.48	$108.93
Total Return C	9.01%	2.15%	(7.47)%	5.74%	7.55%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions F	-%	-%	-%	-%	-%
Net investment income (loss)	4.13%	3.71%	7.12%	4.60%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$442,457	$423,704	$614,245	$1,177,340	$1,596,245
Portfolio turnover rate G	63%	33%	33%	24%	41%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended September 30, 2024

1. Organization.
Fidelity Inflation-Protected Bond Index Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may result in negative Interest and may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,703,269
Gross unrealized depreciation	(7,125,610)
Net unrealized appreciation (depreciation)	$(1,422,341)
Tax Cost	$443,676,023

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$9,030,626
Capital loss carryforward	$(37,892,862)
Net unrealized appreciation (depreciation) on securities and other investments	$(1,422,341)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(6,359,926)
Long-term	(31,532,936)
Total capital loss carryforward	$(37,892,862)

The tax character of distributions paid was as follows:

	September 30, 2024	September 30, 2023
Ordinary Income	$26,643,897	$ 51,056,626
Long-term Capital Gains	-	17,060,033
Total	$26,643,897	$ 68,116,659
4. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
5. Other.
A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
6. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Central Investment Portfolios II LLC and the Shareholders of Fidelity Inflation-Protected Bond Index Central Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Inflation-Protected Bond Index Central Fund (the "Fund"), a fund of Fidelity Central Investment Portfolios II LLC, including the schedule of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 13, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 99.85% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $21,500,865 of distributions paid in the calendar year 2023 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $24,612,522 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	37,482,316,252.70	100.00
Withheld	0.00	0.00
TOTAL	37,482,316,252.70	100.00
Jennifer Toolin McAuliffe
Affirmative	37,482,316,252.70	100.00
Withheld	0.00	0.00
TOTAL	37,482,316,252.70	100.00
Christine J. Thompson
Affirmative	37,482,316,252.70	100.00
Withheld	0.00	0.00
TOTAL	37,482,316,252.70	100.00
Elizabeth S. Acton
Affirmative	37,482,316,252.70	100.00
Withheld	0.00	0.00
TOTAL	37,482,316,252.70	100.00
Laura M. Bishop
Affirmative	37,482,316,252.70	100.00
Withheld	0.00	0.00
TOTAL	37,482,316,252.70	100.00
Ann E. Dunwoody
Affirmative	37,482,316,252.70	100.00
Withheld	0.00	0.00
TOTAL	37,482,316,252.70	100.00
John Engler
Affirmative	37,482,316,252.70	100.00
Withheld	0.00	0.00
TOTAL	37,482,316,252.70	100.00
Robert F. Gartland
Affirmative	37,482,316,252.70	100.00
Withheld	0.00	0.00
TOTAL	37,482,316,252.70	100.00
Robert W. Helm
Affirmative	37,482,316,252.70	100.00
Withheld	0.00	0.00
TOTAL	37,482,316,252.70	100.00
Arthur E. Johnson
Affirmative	37,482,316,252.70	100.00
Withheld	0.00	0.00
TOTAL	37,482,316,252.70	100.00
Michael E. Kenneally
Affirmative	37,482,316,252.70	100.00
Withheld	0.00	0.00
TOTAL	37,482,316,252.70	100.00
Mark A. Murray
Affirmative	37,482,316,252.70	100.00
Withheld	0.00	0.00
TOTAL	37,482,316,252.70	100.00
Carol J. Zierhoffer
Affirmative	37,482,316,252.70	100.00
Withheld	0.00	0.00
TOTAL	37,482,316,252.70	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Inflation-Protected Bond Index Central Fund
Each year, the Board of Directors, including the Independent Directors (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Directors are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Directors, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the profitability of the funds that invest in the fund, as well as Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Directors, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.938133.112
IPB-ANN-1124
Fidelity® Investment Grade Bond Central Fund

Annual Report
September 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Investment Grade Bond Central Fund
Schedule of Investments September 30, 2024
Showing Percentage of Net Assets
Nonconvertible Bonds - 27.6%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.:
2.55% 12/1/33	53,719,000	45,279,074
3.8% 12/1/57	106,127,000	80,352,396
4.3% 2/15/30	13,106,000	13,090,060
4.75% 5/15/46	10,000,000	9,357,135
Verizon Communications, Inc.:
2.987% 10/30/56	65,611,000	43,035,414
3.15% 3/22/30	9,123,000	8,596,986
4.78% 2/15/35 (b)	5,482,000	5,474,127
4.862% 8/21/46	27,196,000	26,505,572
5.012% 4/15/49	3,772,000	3,801,403
		235,492,167
Entertainment - 0.0%
NBCUniversal Media LLC 5.95% 4/1/41	6,541,000	7,131,022
The Walt Disney Co. 3.6% 1/13/51	25,350,000	20,260,968
		27,391,990
Media - 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.4% 4/1/33	11,421,000	10,448,731
4.908% 7/23/25	4,371,000	4,363,850
5.05% 3/30/29	10,610,000	10,554,546
5.25% 4/1/53	21,987,000	17,966,703
5.375% 5/1/47	78,778,000	66,144,216
5.5% 4/1/63	11,421,000	9,305,930
5.75% 4/1/48	11,687,000	10,206,021
6.1% 6/1/29	26,277,000	27,198,263
6.484% 10/23/45	9,303,000	8,974,549
6.55% 6/1/34	14,327,000	14,902,558
Comcast Corp.:
3.3% 4/1/27	6,795,000	6,685,180
3.4% 4/1/30	6,970,000	6,686,763
3.75% 4/1/40	2,448,000	2,119,183
3.9% 3/1/38	5,001,000	4,513,875
4.65% 7/15/42	11,795,000	11,148,855
Discovery Communications LLC:
3.625% 5/15/30	14,753,000	13,291,782
4.125% 5/15/29	937,000	885,787
Fox Corp.:
4.709% 1/25/29	4,409,000	4,465,249
5.476% 1/25/39	8,943,000	9,022,217
Time Warner Cable LLC:
4.5% 9/15/42	19,701,000	15,096,268
5.5% 9/1/41	8,397,000	7,280,763
5.875% 11/15/40	7,566,000	6,861,097
6.55% 5/1/37	73,937,000	73,183,328
6.75% 6/15/39	10,675,000	10,690,522
7.3% 7/1/38	16,247,000	17,067,744
Warnermedia Holdings, Inc.:
3.638% 3/15/25	10,102,000	10,031,098
3.755% 3/15/27	19,757,000	19,103,984
4.054% 3/15/29	5,910,000	5,598,751
4.279% 3/15/32	28,666,000	25,464,930
5.05% 3/15/42	14,442,000	11,789,188
5.141% 3/15/52	115,677,000	89,218,734
		530,270,665
Wireless Telecommunication Services - 0.3%
T-Mobile U.S.A., Inc.:
2.25% 11/15/31	40,000,000	34,511,975
3.75% 4/15/27	25,540,000	25,233,077
3.875% 4/15/30	36,970,000	35,952,240
4.375% 4/15/40	5,513,000	5,083,659
4.5% 4/15/50	10,830,000	9,632,764
		110,413,715
TOTAL COMMUNICATION SERVICES		903,568,537
CONSUMER DISCRETIONARY - 1.0%
Automobiles - 0.1%
General Motors Financial Co., Inc.:
2.35% 2/26/27	17,500,000	16,659,141
4% 1/15/25	14,536,000	14,483,443
5.85% 4/6/30	13,062,000	13,612,539
		44,755,123
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
3.3% 7/1/25	2,498,000	2,474,206
3.5% 7/1/27	7,113,000	7,014,153
3.6% 7/1/30	8,445,000	8,197,056
4.2% 4/1/50	4,263,000	3,685,674
		21,371,089
Household Durables - 0.1%
D.R. Horton, Inc. 2.6% 10/15/25	34,514,000	33,837,400
Toll Brothers Finance Corp. 4.875% 3/15/27	16,319,000	16,429,629
		50,267,029
Leisure Products - 0.1%
Hasbro, Inc. 3% 11/19/24	19,745,000	19,677,157
Specialty Retail - 0.4%
AutoNation, Inc.:
3.85% 3/1/32	21,966,000	20,259,590
4.75% 6/1/30	3,310,000	3,294,389
AutoZone, Inc.:
3.625% 4/15/25	4,758,000	4,725,601
4% 4/15/30	22,128,000	21,722,529
Lowe's Companies, Inc.:
3.35% 4/1/27	3,072,000	3,015,982
3.75% 4/1/32	9,454,000	9,021,610
4.25% 4/1/52	59,996,000	50,795,438
4.45% 4/1/62	39,650,000	33,592,472
4.5% 4/15/30	16,112,000	16,319,284
O'Reilly Automotive, Inc. 4.2% 4/1/30	4,968,000	4,928,106
The Home Depot, Inc. 2.5% 4/15/27	3,139,000	3,033,461
		170,708,462
Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc. 2.75% 3/27/27	6,632,000	6,463,346
Tapestry, Inc.:
7% 11/27/26	14,433,000	14,932,789
7.05% 11/27/25	5,350,000	5,455,837
7.35% 11/27/28	22,394,000	23,533,269
7.7% 11/27/30	22,394,000	24,125,199
7.85% 11/27/33	22,394,000	24,282,186
		98,792,626
TOTAL CONSUMER DISCRETIONARY		405,571,486
CONSUMER STAPLES - 0.9%
Beverages - 0.9%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.9% 2/1/46	17,500,000	17,234,771
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	10,000,000	9,706,863
4.35% 6/1/40	10,000,000	9,444,008
4.5% 6/1/50	30,000,000	28,596,976
4.75% 4/15/58	26,711,000	25,650,254
5.45% 1/23/39	23,200,000	24,835,366
5.55% 1/23/49	54,331,000	58,569,115
5.8% 1/23/59 (Reg. S)	55,947,000	63,034,709
Molson Coors Beverage Co.:
3% 7/15/26	48,345,000	47,432,068
5% 5/1/42	3,080,000	3,015,693
PepsiCo, Inc.:
2.625% 3/19/27	2,862,000	2,780,044
2.75% 3/19/30	18,600,000	17,420,372
The Coca-Cola Co.:
3.375% 3/25/27	24,531,000	24,316,288
3.45% 3/25/30	14,988,000	14,621,553
		346,658,080
Consumer Staples Distribution & Retail - 0.0%
Sysco Corp. 3.25% 7/15/27	11,011,000	10,727,803
Food Products - 0.0%
Archer Daniels Midland Co. 3.25% 3/27/30	6,931,000	6,613,171
General Mills, Inc. 2.875% 4/15/30	3,013,000	2,799,630
		9,412,801
Household Products - 0.0%
Kimberly-Clark Corp. 3.1% 3/26/30	1,764,000	1,681,522
TOTAL CONSUMER STAPLES		368,480,206
ENERGY - 2.9%
Energy Equipment & Services - 0.0%
Halliburton Co.:
3.8% 11/15/25	207,000	205,543
4.85% 11/15/35	7,402,000	7,391,003
		7,596,546
Oil, Gas & Consumable Fuels - 2.9%
Cenovus Energy, Inc. 5.25% 6/15/37	13,846,000	13,660,435
Columbia Pipeline Group, Inc. 4.5% 6/1/25	6,628,000	6,609,886
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30 (b)	5,327,000	5,641,512
6.036% 11/15/33 (b)	14,358,000	15,319,982
6.497% 8/15/43 (b)	4,293,000	4,787,391
6.544% 11/15/53 (b)	7,728,000	8,703,781
6.714% 8/15/63 (b)	4,626,000	5,288,526
DCP Midstream Operating LP:
5.125% 5/15/29	15,661,000	16,050,990
5.6% 4/1/44	13,506,000	13,430,768
6.45% 11/3/36 (b)	10,621,000	11,454,440
Enbridge, Inc. 4.25% 12/1/26	8,321,000	8,312,117
Energy Transfer LP:
3.75% 5/15/30	27,891,000	26,643,529
4.95% 6/15/28	18,799,000	19,119,409
5% 5/15/50	29,826,000	26,945,419
5.25% 4/15/29	10,158,000	10,449,177
5.25% 7/1/29	11,564,000	11,910,157
5.4% 10/1/47	6,651,000	6,333,394
5.6% 9/1/34	20,000,000	20,778,400
5.8% 6/15/38	10,481,000	10,912,795
6% 6/15/48	26,826,000	27,464,992
6.25% 4/15/49	7,637,000	8,030,312
Enterprise Products Operating LP:
3.7% 2/15/26	8,600,000	8,552,394
3.75% 2/15/25	285,000	283,770
Hess Corp.:
4.3% 4/1/27	23,059,000	23,053,509
5.6% 2/15/41	5,656,000	5,884,835
7.125% 3/15/33	4,791,000	5,529,239
7.3% 8/15/31	6,610,000	7,569,352
7.875% 10/1/29	20,178,000	23,100,601
Kinder Morgan Energy Partners LP 6.55% 9/15/40	1,645,000	1,784,602
MPLX LP:
2.65% 8/15/30	9,000,000	8,100,488
4.8% 2/15/29	5,370,000	5,453,590
4.875% 12/1/24	12,572,000	12,558,117
4.95% 9/1/32	30,925,000	31,042,353
5.5% 2/15/49	16,108,000	15,683,476
Occidental Petroleum Corp.:
5.55% 3/15/26	26,200,000	26,498,164
5.55% 10/1/34	27,742,000	28,163,258
6.2% 3/15/40	7,169,000	7,442,476
6.45% 9/15/36	15,883,000	17,153,005
6.6% 3/15/46	28,439,000	30,600,023
7.5% 5/1/31	29,749,000	33,803,878
ONEOK, Inc.:
4.25% 9/24/27	10,175,000	10,184,725
4.4% 10/15/29	10,640,000	10,604,001
4.75% 10/15/31	20,697,000	20,697,049
Ovintiv, Inc.:
5.15% 11/15/41	5,000,000	4,406,262
8.125% 9/15/30	13,383,000	15,543,197
Petroleos Mexicanos:
4.5% 1/23/26	24,688,000	23,873,296
5.35% 2/12/28	3,500,000	3,270,750
5.95% 1/28/31	26,624,000	22,973,850
6.35% 2/12/48	14,404,000	9,967,712
6.49% 1/23/27	37,360,000	36,788,530
6.5% 3/13/27	21,300,000	20,863,350
6.7% 2/16/32	43,200,000	38,627,280
6.75% 9/21/47	102,130,000	73,022,950
6.84% 1/23/30	14,971,000	13,840,690
6.95% 1/28/60	18,760,000	13,424,656
7.69% 1/23/50	117,141,000	90,948,272
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	5,964,000	5,672,668
3.6% 11/1/24	6,641,000	6,631,190
3.8% 9/15/30	15,976,000	15,226,426
Sabine Pass Liquefaction LLC 4.5% 5/15/30	33,855,000	33,765,199
Shell International Finance BV 4.375% 5/11/45	6,392,000	5,807,389
The Williams Companies, Inc.:
2.6% 3/15/31	5,542,000	4,897,315
3.5% 11/15/30	45,537,000	43,050,671
3.9% 1/15/25	4,336,000	4,317,850
4.65% 8/15/32	32,200,000	31,990,701
5.3% 8/15/52	7,294,000	7,075,702
Western Midstream Operating LP:
3.95% 6/1/25	3,918,000	3,886,865
4.5% 3/1/28	3,100,000	3,073,055
4.65% 7/1/26	9,376,000	9,377,191
4.75% 8/15/28	5,504,000	5,496,624
6.35% 1/15/29	13,343,000	14,185,971
		1,173,595,929
TOTAL ENERGY		1,181,192,475
FINANCIALS - 12.7%
Banks - 5.2%
Bank of America Corp.:
2.299% 7/21/32 (c)	80,000,000	69,252,190
2.972% 2/4/33 (c)	17,500,000	15,672,004
3.419% 12/20/28 (c)	23,187,000	22,556,370
3.5% 4/19/26	34,343,000	34,006,995
3.705% 4/24/28 (c)	58,915,000	58,062,008
3.95% 4/21/25	19,377,000	19,280,667
4.183% 11/25/27	22,749,000	22,702,937
4.25% 10/22/26	20,189,000	20,178,850
4.271% 7/23/29 (c)	2,000,000	1,994,730
4.376% 4/27/28 (c)	40,000,000	40,063,366
4.45% 3/3/26	3,182,000	3,186,367
5.015% 7/22/33 (c)	50,000,000	51,297,393
5.468% 1/23/35 (c)	50,000,000	52,580,205
Barclays PLC:
2.852% 5/7/26 (c)	34,514,000	34,060,040
2.894% 11/24/32 (c)	13,572,000	11,903,287
4.375% 1/12/26	28,767,000	28,712,223
5.088% 6/20/30 (c)	35,020,000	35,132,286
5.2% 5/12/26	11,811,000	11,884,692
5.829% 5/9/27 (c)	33,090,000	33,719,269
6.224% 5/9/34 (c)	31,185,000	33,597,634
6.692% 9/13/34 (c)	45,000,000	50,042,476
BNP Paribas SA 2.219% 6/9/26 (b)(c)	32,804,000	32,173,380
Citigroup, Inc.:
3.785% 3/17/33 (c)	17,500,000	16,393,311
3.875% 3/26/25	35,450,000	35,261,127
4.3% 11/20/26	52,072,000	52,019,160
4.4% 6/10/25	11,010,000	10,970,669
4.412% 3/31/31 (c)	45,100,000	44,786,991
4.45% 9/29/27	69,500,000	69,596,799
4.91% 5/24/33 (c)	47,460,000	47,837,976
5.5% 9/13/25	42,579,000	42,838,528
6.174% 5/25/34 (c)	21,587,000	23,033,209
Citizens Financial Group, Inc.:
2.638% 9/30/32	35,537,000	29,303,015
6.645% 4/25/35 (c)	12,127,000	13,314,148
Commonwealth Bank of Australia:
3.61% 9/12/34 (b)(c)	12,091,000	11,373,108
3.784% 3/14/32 (b)	10,165,000	9,462,474
Cooperatieve Rabobank UA 4.375% 8/4/25	36,518,000	36,325,974
HSBC Holdings PLC:
2.099% 6/4/26 (c)	25,000,000	24,524,428
2.804% 5/24/32 (c)	6,013,000	5,320,167
3.973% 5/22/30 (c)	9,000,000	8,769,437
5.25% 3/14/44	2,847,000	2,829,373
Intesa Sanpaolo SpA 5.71% 1/15/26 (b)	48,607,000	48,984,112
JPMorgan Chase & Co.:
2.95% 10/1/26	63,807,000	62,533,592
2.956% 5/13/31 (c)	18,323,000	16,852,557
2.963% 1/25/33 (c)	17,500,000	15,748,323
4.125% 12/15/26	146,208,000	146,147,907
4.203% 7/23/29 (c)	3,000,000	2,988,838
4.452% 12/5/29 (c)	46,000,000	46,213,316
4.586% 4/26/33 (c)	70,000,000	70,014,827
5.299% 7/24/29 (c)	15,000,000	15,520,547
5.336% 1/23/35 (c)	50,000,000	52,262,462
5.35% 6/1/34 (c)	60,000,000	62,784,918
5.717% 9/14/33 (c)	75,200,000	79,731,804
NatWest Group PLC 3.073% 5/22/28 (c)	20,149,000	19,466,749
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (c)	25,589,000	24,255,336
6.499% 3/9/29 (c)	35,670,000	37,352,628
Societe Generale:
1.488% 12/14/26 (b)(c)	40,199,000	38,503,780
3.337% 1/21/33 (b)(c)	17,500,000	15,382,057
Synchrony Bank:
5.4% 8/22/25	29,530,000	29,592,241
5.625% 8/23/27	26,739,000	27,217,900
Wells Fargo & Co.:
2.406% 10/30/25 (c)	19,840,000	19,785,777
3.526% 3/24/28 (c)	42,125,000	41,327,324
4.478% 4/4/31 (c)	60,800,000	60,868,840
5.389% 4/24/34 (c)	30,000,000	31,115,846
Westpac Banking Corp. 4.11% 7/24/34 (c)	17,722,000	17,138,890
		2,147,809,834
Capital Markets - 3.3%
Ares Capital Corp. 3.875% 1/15/26	54,729,000	53,931,817
Athene Global Funding:
5.339% 1/15/27 (b)	56,732,000	57,678,291
5.583% 1/9/29 (b)	28,541,000	29,556,147
Blackstone Private Credit Fund:
2.625% 12/15/26	30,000,000	28,366,532
4.7% 3/24/25	43,143,000	43,035,137
7.05% 9/29/25	39,080,000	39,813,719
Deutsche Bank AG 4.5% 4/1/25	67,655,000	67,375,527
Deutsche Bank AG New York Branch:
3.035% 5/28/32 (c)	4,469,000	3,980,379
6.72% 1/18/29 (c)	22,570,000	23,893,414
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	39,755,000	34,477,534
3.102% 2/24/33 (c)	47,500,000	42,737,300
3.691% 6/5/28 (c)	21,000,000	20,667,560
3.75% 2/25/26	15,000,000	14,903,355
3.8% 3/15/30	67,720,000	65,880,172
4.25% 10/21/25	22,692,000	22,607,555
4.411% 4/23/39 (c)	3,000,000	2,828,263
5.15% 5/22/45	9,000,000	8,997,023
6.75% 10/1/37	30,816,000	35,484,282
Intercontinental Exchange, Inc. 3.75% 12/1/25	4,530,000	4,501,996
Moody's Corp.:
3.25% 1/15/28	10,681,000	10,441,141
3.25% 5/20/50	9,704,000	7,072,338
3.75% 3/24/25	21,924,000	21,802,650
Morgan Stanley:
2.943% 1/21/33 (c)	17,500,000	15,631,818
3.125% 7/27/26	24,646,000	24,206,890
3.622% 4/1/31 (c)	41,803,000	40,137,798
3.7% 10/23/24	15,967,000	15,951,570
4.21% 4/20/28 (c)	40,000,000	39,918,699
4.431% 1/23/30 (c)	54,318,000	54,436,771
5% 11/24/25	102,478,000	102,980,731
5.25% 4/21/34 (c)	50,000,000	51,639,451
5.424% 7/21/34 (c)	47,424,000	49,456,378
6.342% 10/18/33 (c)	58,000,000	64,498,033
6.627% 11/1/34 (c)	50,000,000	56,552,274
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)	25,500,000	25,369,621
Sixth Street Specialty Lending, Inc. 6.125% 3/1/29	20,911,000	21,479,590
State Street Corp. 2.901% 3/30/26 (c)	2,660,000	2,632,281
UBS Group AG:
1.494% 8/10/27 (b)(c)	24,731,000	23,370,534
3.091% 5/14/32 (b)(c)	13,398,000	12,081,690
3.75% 3/26/25	24,390,000	24,262,768
3.869% 1/12/29 (b)(c)	9,005,000	8,810,962
4.125% 9/24/25 (b)	17,678,000	17,622,470
4.194% 4/1/31 (b)(c)	40,079,000	39,143,741
4.55% 4/17/26	5,038,000	5,050,670
6.537% 8/12/33 (b)(c)	30,000,000	33,121,258
		1,368,388,130
Consumer Finance - 2.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	12,404,000	12,369,231
2.45% 10/29/26	17,295,000	16,608,353
3% 10/29/28	18,114,000	17,111,149
3.3% 1/30/32	19,378,000	17,488,617
4.45% 4/3/26	15,328,000	15,289,169
6.45% 4/15/27	59,444,000	62,273,143
6.5% 7/15/25	15,770,000	15,931,125
Ally Financial, Inc.:
4.75% 6/9/27	60,000,000	59,951,198
5.75% 11/20/25	16,947,000	17,020,216
5.8% 5/1/25	68,233,000	68,477,144
6.7% 2/14/33	50,000,000	51,134,845
7.1% 11/15/27	37,620,000	39,881,865
8% 11/1/31	11,577,000	13,106,528
Capital One Financial Corp.:
2.636% 3/3/26 (c)	21,697,000	21,456,141
3.273% 3/1/30 (c)	32,130,000	30,208,433
3.65% 5/11/27	57,194,000	56,221,944
3.8% 1/31/28	29,870,000	29,229,558
4.985% 7/24/26 (c)	31,384,000	31,386,121
5.247% 7/26/30 (c)	40,470,000	41,157,098
5.468% 2/1/29 (c)	26,778,000	27,449,307
5.817% 2/1/34 (c)	46,541,000	48,431,209
Discover Financial Services:
3.95% 11/6/24	41,289,000	41,229,023
4.1% 2/9/27	5,722,000	5,674,292
4.5% 1/30/26	23,106,000	23,077,276
Ford Motor Credit Co. LLC 4.063% 11/1/24	79,422,000	79,331,075
Synchrony Financial:
3.95% 12/1/27	37,530,000	36,438,905
5.15% 3/19/29	30,433,000	30,363,811
Toyota Motor Credit Corp.:
3% 4/1/25	29,531,000	29,299,709
3.375% 4/1/30	9,583,000	9,190,907
		946,787,392
Financial Services - 0.9%
Corebridge Financial, Inc.:
3.5% 4/4/25	9,337,000	9,267,228
3.65% 4/5/27	33,012,000	32,475,521
3.85% 4/5/29	13,061,000	12,722,948
3.9% 4/5/32	15,550,000	14,584,493
4.35% 4/5/42	3,537,000	3,132,081
4.4% 4/5/52	10,459,000	8,952,728
Equitable Holdings, Inc. 4.572% 2/15/29 (b)	7,172,000	7,144,487
Jackson Financial, Inc.:
3.125% 11/23/31	5,636,000	4,923,085
5.17% 6/8/27	14,655,000	14,878,622
5.67% 6/8/32	27,163,000	28,212,757
Jbs U.S.A. Holding Lux/ Jbs U.S.A. F:
2.5% 1/15/27	38,495,000	36,829,248
3% 5/15/32	43,240,000	37,496,872
3.625% 1/15/32	18,075,000	16,525,060
5.125% 2/1/28	15,645,000	15,854,721
5.5% 1/15/30	5,250,000	5,317,746
5.75% 4/1/33	23,392,000	24,235,983
6.75% 3/15/34 (b)	31,567,000	34,972,966
MasterCard, Inc.:
3.3% 3/26/27	3,028,000	2,985,516
3.35% 3/26/30	4,213,000	4,069,489
Pine Street Trust II 5.568% 2/15/49 (b)	29,500,000	29,120,527
		343,702,078
Insurance - 1.0%
AFLAC, Inc. 3.6% 4/1/30	9,937,000	9,608,814
AIA Group Ltd.:
3.2% 9/16/40 (b)	15,222,000	11,938,234
3.375% 4/7/30 (b)	30,867,000	29,345,022
Five Corners Funding Trust II 2.85% 5/15/30 (b)	48,444,000	44,766,010
Hartford Financial Services Group, Inc. 2.8% 8/19/29	7,704,000	7,183,651
Liberty Mutual Group, Inc.:
3.951% 10/15/50 (b)	4,626,000	3,619,130
4.569% 2/1/29 (b)	19,896,000	19,982,537
Lincoln National Corp. 3.4% 1/15/31	34,132,000	31,577,090
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	19,688,000	19,891,233
4.75% 3/15/39	9,035,000	8,895,300
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	20,812,000	15,093,487
New York Life Insurance Co. 3.75% 5/15/50 (b)	7,429,000	5,953,776
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (b)	2,000	2,195
Pacific LifeCorp 5.125% 1/30/43 (b)	15,610,000	15,311,508
Progressive Corp. 3.2% 3/26/30	3,815,000	3,632,689
Prudential Financial, Inc. 6% 9/1/52 (c)	55,017,000	57,009,551
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	3,800,000	3,857,513
Teachers Insurance & Annuity Association of America:
3.3% 5/15/50 (b)	16,941,000	12,393,073
4.9% 9/15/44 (b)	29,277,000	27,982,148
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	8,401,000	8,391,930
Unum Group:
3.875% 11/5/25	16,863,000	16,721,583
4% 6/15/29	21,076,000	20,655,610
5.75% 8/15/42	29,395,000	30,018,655
		403,830,739
TOTAL FINANCIALS		5,210,518,173
HEALTH CARE - 1.9%
Biotechnology - 0.4%
AbbVie, Inc. 3.2% 11/21/29	17,500,000	16,735,286
Amgen, Inc.:
1.65% 8/15/28	65,000,000	59,180,040
5.15% 3/2/28	20,069,000	20,665,263
5.25% 3/2/30	18,321,000	19,116,308
5.25% 3/2/33	20,683,000	21,532,562
5.6% 3/2/43	19,649,000	20,642,995
5.65% 3/2/53	9,768,000	10,275,241
5.75% 3/2/63	17,801,000	18,789,456
		186,937,151
Health Care Providers & Services - 1.2%
Centene Corp.:
2.45% 7/15/28	32,380,000	29,819,545
2.625% 8/1/31	15,205,000	13,037,875
3.375% 2/15/30	17,480,000	16,108,110
4.25% 12/15/27	19,645,000	19,294,364
4.625% 12/15/29	30,530,000	29,876,107
Cigna Group:
3.05% 10/15/27	67,800,000	65,749,906
4.375% 10/15/28	29,050,000	29,162,879
4.8% 8/15/38	18,087,000	17,622,291
4.9% 12/15/48	18,071,000	17,018,795
5.4% 3/15/33	30,000,000	31,474,845
CVS Health Corp.:
3% 8/15/26	2,965,000	2,896,800
3.625% 4/1/27	7,479,000	7,374,808
3.875% 7/20/25	20,803,000	20,653,574
5% 1/30/29	15,279,000	15,600,195
5.25% 1/30/31	6,265,000	6,450,439
HCA Holdings, Inc.:
3.5% 9/1/30	18,350,000	17,292,589
3.625% 3/15/32	4,185,000	3,869,931
5.625% 9/1/28	19,094,000	19,817,520
5.875% 2/1/29	21,003,000	22,011,859
Humana, Inc.:
3.7% 3/23/29	12,046,000	11,721,196
5.375% 4/15/31	25,106,000	26,004,391
Sabra Health Care LP:
3.2% 12/1/31	39,949,000	35,160,235
3.9% 10/15/29	10,094,000	9,562,622
Toledo Hospital 5.325% 11/15/28	9,969,000	9,869,011
		477,449,887
Pharmaceuticals - 0.3%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	63,993,000	63,530,260
Elanco Animal Health, Inc. 6.65% 8/28/28 (c)	6,362,000	6,585,007
Mylan NV 4.55% 4/15/28	6,911,000	6,897,420
Utah Acquisition Sub, Inc. 3.95% 6/15/26	7,459,000	7,385,293
Viatris, Inc. 2.7% 6/22/30	23,444,000	20,832,897
		105,230,877
TOTAL HEALTH CARE		769,617,915
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.3%
BAE Systems PLC 3.4% 4/15/30 (b)	9,575,000	9,069,039
The Boeing Co.:
3.55% 3/1/38	3,337,000	2,588,909
5.15% 5/1/30	6,621,000	6,636,906
5.805% 5/1/50	34,788,000	33,609,334
5.93% 5/1/60	12,640,000	12,107,447
6.259% 5/1/27 (b)	7,761,000	8,016,479
6.298% 5/1/29 (b)	11,086,000	11,663,438
6.388% 5/1/31 (b)	8,397,000	8,928,839
6.528% 5/1/34 (b)	8,987,000	9,645,434
6.858% 5/1/54 (b)	13,529,000	14,849,567
7.008% 5/1/64 (b)	12,768,000	14,067,504
		131,182,896
Building Products - 0.0%
Carrier Global Corp.:
5.9% 3/15/34	3,574,000	3,900,692
6.2% 3/15/54	2,214,000	2,556,427
		6,457,119
Ground Transportation - 0.0%
CSX Corp. 3.8% 4/15/50	5,875,000	4,836,963
Industrial Conglomerates - 0.0%
3M Co.:
2.65% 4/15/25	1,885,000	1,864,055
3.05% 4/15/30	1,519,000	1,440,773
		3,304,828
Machinery - 0.2%
Daimler Trucks Finance North America LLC:
1.625% 12/13/24 (b)	28,773,000	28,550,528
2% 12/14/26 (b)	30,000,000	28,563,759
Deere & Co.:
2.75% 4/15/25	3,746,000	3,710,431
3.1% 4/15/30	9,897,000	9,398,169
		70,222,887
Professional Services - 0.0%
Leidos, Inc. 3.625% 5/15/25	12,349,000	12,242,413
Trading Companies & Distributors - 0.1%
Air Lease Corp. 3.375% 7/1/25	28,656,000	28,319,783
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd.:
4.375% 5/1/26 (b)	21,306,000	21,093,078
5.75% 3/1/29 (b)	40,000,000	41,233,429
6.375% 5/4/28 (b)	33,577,000	35,099,831
		97,426,338
TOTAL INDUSTRIALS		353,993,227
INFORMATION TECHNOLOGY - 0.8%
Electronic Equipment, Instruments & Components - 0.2%
Dell International LLC/EMC Corp.:
5.25% 2/1/28	28,212,000	29,144,093
5.3% 10/1/29	11,000,000	11,457,290
5.85% 7/15/25	5,417,000	5,458,317
6.02% 6/15/26	5,507,000	5,639,171
6.1% 7/15/27	9,944,000	10,440,336
6.2% 7/15/30	8,607,000	9,359,037
		71,498,244
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom, Inc.:
1.95% 2/15/28 (b)	7,184,000	6,670,183
2.45% 2/15/31 (b)	61,131,000	54,172,821
2.6% 2/15/33 (b)	61,131,000	52,404,220
3.5% 2/15/41 (b)	49,365,000	40,597,658
3.75% 2/15/51 (b)	23,167,000	18,414,606
		172,259,488
Software - 0.2%
Oracle Corp.:
2.5% 4/1/25	24,552,000	24,268,796
2.8% 4/1/27	24,552,000	23,771,589
3.6% 4/1/40	24,550,000	20,425,176
3.6% 4/1/50	24,550,000	18,689,972
3.85% 4/1/60	24,600,000	18,517,788
		105,673,321
TOTAL INFORMATION TECHNOLOGY		349,431,053
MATERIALS - 0.1%
Chemicals - 0.1%
Celanese U.S. Holdings LLC:
6.35% 11/15/28	18,666,000	19,708,082
6.55% 11/15/30	18,931,000	20,405,504
6.7% 11/15/33	11,063,000	12,103,655
The Dow Chemical Co. 4.55% 11/30/25	13,459,000	13,452,042
		65,669,283
REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.4%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	19,486,000	16,124,073
4.9% 12/15/30	17,745,000	18,110,109
American Homes 4 Rent LP:
2.375% 7/15/31	3,169,000	2,721,774
3.625% 4/15/32	14,296,000	13,215,667
4.3% 4/15/52	9,909,000	8,197,512
Boston Properties, Inc.:
3.25% 1/30/31	16,564,000	14,919,549
4.5% 12/1/28	18,628,000	18,387,770
6.75% 12/1/27	24,397,000	25,799,178
Brixmor Operating Partnership LP:
3.85% 2/1/25	450,000	447,443
4.05% 7/1/30	22,047,000	21,436,025
4.125% 6/15/26	26,610,000	26,458,847
4.125% 5/15/29	24,028,000	23,518,420
Corporate Office Properties LP:
2% 1/15/29	2,896,000	2,572,777
2.25% 3/15/26	7,272,000	7,023,775
2.75% 4/15/31	7,105,000	6,216,765
Healthcare Realty Holdings LP:
3.1% 2/15/30	6,066,000	5,573,604
3.5% 8/1/26	6,318,000	6,209,794
Healthpeak OP, LLC:
3.25% 7/15/26	2,733,000	2,685,973
3.4% 2/1/25	912,000	907,129
3.5% 7/15/29	3,125,000	2,997,608
Hudson Pacific Properties LP 4.65% 4/1/29	37,205,000	30,896,316
Invitation Homes Operating Partnership LP 4.15% 4/15/32	21,143,000	20,195,958
Kite Realty Group LP 5.5% 3/1/34	6,294,000	6,483,764
Kite Realty Group Trust:
4% 3/15/25	27,373,000	27,224,632
4.75% 9/15/30	42,235,000	42,240,834
LXP Industrial Trust (REIT) 2.7% 9/15/30	7,890,000	7,017,393
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	26,948,000	23,189,725
3.375% 2/1/31	14,471,000	13,185,366
3.625% 10/1/29	26,970,000	25,417,996
4.5% 1/15/25	12,446,000	12,426,345
4.5% 4/1/27	86,567,000	86,136,608
4.75% 1/15/28	28,933,000	28,884,170
5.25% 1/15/26	28,200,000	28,303,962
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/34	6,358,000	6,641,138
Piedmont Operating Partnership LP 2.75% 4/1/32	6,300,000	5,109,941
Prologis LP 3.25% 6/30/26	2,124,000	2,093,626
Realty Income Corp.:
2.2% 6/15/28	3,445,000	3,199,536
2.85% 12/15/32	4,238,000	3,705,416
3.25% 1/15/31	4,502,000	4,199,849
3.4% 1/15/28	7,083,000	6,910,634
Regency Centers LP 3.7% 6/15/30	25,000,000	24,052,366
Retail Opportunity Investments Partnership LP 4% 12/15/24	4,615,000	4,596,113
Simon Property Group LP 2.65% 2/1/32	30,000,000	26,474,590
Store Capital LLC:
2.75% 11/18/30	8,515,000	7,447,321
4.625% 3/15/29	8,847,000	8,672,228
Sun Communities Operating LP:
2.3% 11/1/28	7,110,000	6,487,591
2.7% 7/15/31	18,176,000	15,893,638
Ventas Realty LP:
2.5% 9/1/31	53,031,000	46,061,054
3% 1/15/30	35,454,000	32,838,231
3.5% 2/1/25	7,488,000	7,446,722
4% 3/1/28	10,351,000	10,211,771
4.125% 1/15/26	7,649,000	7,612,114
4.375% 2/1/45	3,802,000	3,308,933
4.75% 11/15/30	41,973,000	42,357,885
VICI Properties LP:
4.375% 5/15/25	3,704,000	3,683,518
4.75% 2/15/28	29,291,000	29,404,122
4.95% 2/15/30	38,231,000	38,457,289
5.125% 5/15/32	10,549,000	10,591,871
5.75% 4/1/34	5,034,000	5,272,138
Vornado Realty LP 2.15% 6/1/26	7,918,000	7,539,508
Welltower OP LLC 4% 6/1/25	4,568,000	4,540,817
WP Carey, Inc.:
3.85% 7/15/29	6,097,000	5,922,573
4% 2/1/25	26,847,000	26,719,732
		982,579,126
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
3.95% 11/15/27	20,195,000	19,303,948
4.55% 10/1/29	27,295,000	25,666,209
8.3% 3/15/28	33,242,000	35,841,491
CBRE Group, Inc.:
2.5% 4/1/31	23,518,000	20,537,675
4.875% 3/1/26	19,900,000	19,991,834
Mid-America Apartments LP 4% 11/15/25	3,541,000	3,522,376
Tanger Properties LP:
2.75% 9/1/31	18,732,000	16,130,822
3.125% 9/1/26	16,602,000	16,102,321
3.875% 7/15/27	28,881,000	28,245,754
		185,342,430
TOTAL REAL ESTATE		1,167,921,556
UTILITIES - 1.4%
Electric Utilities - 0.6%
Alabama Power Co. 3.05% 3/15/32	29,471,000	26,855,112
Cleco Corporate Holdings LLC:
3.375% 9/15/29	15,724,000	14,421,653
3.743% 5/1/26	60,730,000	59,774,577
Cleveland Electric Illuminating Co. 5.95% 12/15/36	1,128,000	1,208,719
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	3,290,000	3,164,868
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	10,574,000	9,315,434
2.775% 1/7/32 (b)	19,219,000	16,601,857
Exelon Corp.:
2.75% 3/15/27	6,523,000	6,312,334
3.35% 3/15/32	7,920,000	7,349,152
4.05% 4/15/30	7,291,000	7,179,597
4.1% 3/15/52	5,867,000	4,844,760
4.7% 4/15/50	3,246,000	2,977,658
IPALCO Enterprises, Inc. 5.75% 4/1/34	43,698,000	45,774,984
Southern Co. 5.7% 3/15/34	27,735,000	29,768,438
		235,549,143
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (b)	5,821,725	6,217,194
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP 3.55% 6/15/26	6,732,000	6,603,017
The AES Corp.:
1.375% 1/15/26	30,500,000	29,268,778
2.45% 1/15/31	28,885,000	25,016,094
3.3% 7/15/25 (b)	37,234,000	36,691,620
3.95% 7/15/30 (b)	42,717,000	40,737,708
		138,317,217
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co.:
3.7% 7/15/30	4,149,000	4,058,211
4.05% 4/15/25	53,700,000	53,560,811
NiSource, Inc.:
2.95% 9/1/29	40,740,000	38,171,024
3.6% 5/1/30	22,835,000	21,926,421
Puget Energy, Inc.:
4.1% 6/15/30	25,767,000	24,823,020
4.224% 3/15/32	27,319,000	25,688,312
Sempra 6% 10/15/39	5,386,000	5,742,310
WEC Energy Group, Inc. CME Term SOFR 3 Month Index + 2.110% 7.4922% 5/15/67 (c)(d)	12,629,000	12,227,413
		186,197,522
TOTAL UTILITIES		566,281,076
TOTAL NONCONVERTIBLE BONDS (Cost $11,773,359,273)		11,342,244,987

U.S. Treasury Obligations - 43.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.75% 8/15/41	896,321,000	635,512,599
1.875% 11/15/51	120,053,000	74,789,267
2% 8/15/51	733,544,000	472,505,487
2.375% 2/15/42	95,700,000	74,513,331
2.875% 5/15/52	556,400,000	435,752,483
3% 2/15/49	271,460,000	219,765,956
3.375% 8/15/42	485,600,000	438,235,032
3.625% 2/15/53	193,384,000	175,843,468
3.625% 5/15/53	192,000,000	174,727,500
4.125% 8/15/53	522,303,000	520,119,935
4.25% 2/15/54	1,223,485,000	1,246,807,683
4.625% 5/15/54	192,000,000	208,260,000
U.S. Treasury Notes:
1.5% 11/30/28	800,000,000	735,968,752
2.375% 3/31/29	504,000,000	478,859,064
2.625% 7/31/29	273,317,000	261,754,409
2.75% 8/15/32	913,762,000	853,867,752
2.875% 5/15/32	763,588,000	721,769,630
3.375% 5/15/33	465,000,000	452,085,350
3.5% 4/30/30	528,900,000	525,945,596
3.5% 2/15/33	470,900,000	462,696,037
3.625% 8/31/29	670,000,000	671,989,063
3.75% 5/31/30	514,100,000	517,493,862
3.75% 6/30/30	543,000,000	546,563,438
3.75% 8/31/31	660,000,000	663,506,250
3.875% 11/30/29	255,000,000	258,336,915
3.875% 8/15/33	477,166,000	481,005,698
4% 1/31/29	1,009,000,000	1,026,026,875
4% 7/31/30	1,606,800,000	1,638,245,556
4% 2/15/34	270,800,000	275,454,375
4.125% 7/31/31	75,000,000	77,110,148
4.125% 11/15/32	1,523,000,000	1,566,607,770
4.375% 5/15/34	259,000,000	271,262,031
4.5% 11/15/33	355,600,000	375,533,048
4.625% 5/31/31	73,600,000	77,774,500
TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,327,911,693)		17,616,688,860

U.S. Government Agency - Mortgage Securities - 25.2%
	Principal Amount (a)	Value ($)
Fannie Mae - 5.7%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.390% 6.321% 5/1/33 (c)(d)	1,222	1,243
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.440% 5.945% 4/1/37 (c)(d)	15,435	15,835
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.460% 6.085% 1/1/35 (c)(d)	4,477	4,591
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.480% 7.48% 7/1/34 (c)(d)	2,005	2,060
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.428% 6/1/36 (c)(d)	29,373	30,217
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 6.065% 3/1/37 (c)(d)	16,595	17,058
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.630% 5.815% 9/1/36 (c)(d)	3,663	3,769
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.630% 7.099% 7/1/35 (c)(d)	49,402	50,822
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 6.836% 11/1/36 (c)(d)	85,585	88,045
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 7.389% 5/1/35 (c)(d)	28,168	28,977
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 7.394% 5/1/36 (c)(d)	46,771	48,116
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.650% 6.414% 3/1/33 (c)(d)	11,332	11,614
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.680% 7.062% 5/1/36 (c)(d)	11,470	11,799
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.690% 6.409% 7/1/43 (c)(d)	228,867	235,447
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.700% 7.172% 6/1/42 (c)(d)	23,948	24,636
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.710% 6.736% 3/1/36 (c)(d)	50,957	52,422
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 6.028% 3/1/40 (c)(d)	30,406	31,281
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6.437% 7/1/35 (c)(d)	16,527	17,002
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 7.5% 8/1/41 (c)(d)	50,106	51,547
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.05% 1/1/42 (c)(d)	64,458	66,311
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.667% 12/1/40 (c)(d)	863,930	888,768
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 7.635% 7/1/41 (c)(d)	7,320	7,530
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.06% 12/1/39 (c)(d)	10,314	10,611
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.068% 9/1/41 (c)(d)	10,701	11,009
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.297% 2/1/42 (c)(d)	28,614	29,436
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 7.639% 7/1/41 (c)(d)	14,171	14,579
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.820% 6.297% 2/1/35 (c)(d)	41,903	43,108
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.830% 6.08% 10/1/41 (c)(d)	9,290	9,468
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 7.703% 7/1/37 (c)(d)	71,085	73,129
Refinitiv USD IBOR Consumer Cash Fallbacks Term 6M + 1.310% 6.438% 5/1/34 (c)(d)	26,875	27,145
Refinitiv USD IBOR Consumer Cash Fallbacks Term 6M + 1.420% 6.572% 9/1/33 (c)(d)	68,985	69,648
Refinitiv USD IBOR Consumer Cash Fallbacks Term 6M + 1.500% 6.755% 1/1/35 (c)(d)	24,145	24,515
Refinitiv USD IBOR Consumer Cash Fallbacks Term 6M + 1.510% 7.26% 2/1/33 (c)(d)	174	176
Refinitiv USD IBOR Consumer Cash Fallbacks Term 6M + 1.530% 6.785% 12/1/34 (c)(d)	12,256	12,454
Refinitiv USD IBOR Consumer Cash Fallbacks Term 6M + 1.530% 6.785% 3/1/35 (c)(d)	10,269	10,439
Refinitiv USD IBOR Consumer Cash Fallbacks Term 6M + 1.550% 7.195% 10/1/33 (c)(d)	1,952	1,984
Refinitiv USD IBOR Consumer Cash Fallbacks Term 6M + 1.560% 7.315% 7/1/35 (c)(d)	2,797	2,847
Refinitiv USD IBOR Consumer Cash Fallbacks Term 6M + 1.960% 6.757% 9/1/35 (c)(d)	4,241	4,360
Refinitiv USD IBOR Consumer Cash Fallbacks Term 6M + 2.500% 7.75% 3/1/36 (c)(d)	43,137	44,377
U.S. TREASURY 1 YEAR INDEX + 2.200% 6.583% 3/1/35 (c)(d)	14,435	14,678
U.S. TREASURY 1 YEAR INDEX + 2.220% 6.392% 8/1/36 (c)(d)	82,654	84,117
U.S. TREASURY 1 YEAR INDEX + 2.270% 6.395% 6/1/36 (c)(d)	22,455	22,924
U.S. TREASURY 1 YEAR INDEX + 2.280% 6.445% 10/1/33 (c)(d)	23,381	23,864
U.S. TREASURY 1 YEAR INDEX + 2.460% 6.852% 5/1/35 (c)(d)	10,184	10,393
U.S. TREASURY 1 YEAR INDEX + 2.460% 7.192% 7/1/34 (c)(d)	22,539	23,029
1.5% 9/1/35 to 9/1/51	192,476,071	165,164,605
2% 2/1/28 to 3/1/52 (e)	424,514,919	370,275,476
2.5% 9/1/29 to 1/1/52	530,787,621	471,623,052
3% 12/1/28 to 3/1/52 (f)(g)	351,762,272	324,720,291
3.25% 12/1/41	16,038	15,226
3.4% 7/1/42 to 9/1/42	332,694	314,971
3.5% 10/1/33 to 8/1/52	197,254,499	187,965,135
3.65% 5/1/42 to 8/1/42	74,307	71,704
3.9% 4/1/42	26,773	26,207
4% 3/1/36 to 4/1/52	151,096,065	147,938,766
4.25% 11/1/41	50,617	50,214
4.5% to 4.5% 6/1/25 to 12/1/52	110,864,373	110,926,595
5% 9/1/25 to 12/1/52	81,021,872	82,004,443
5.288% 8/1/41 (c)	573,847	583,465
5.5% 5/1/48 to 9/1/54	145,087,536	147,877,772
6% to 6% 9/1/29 to 9/1/54	219,435,298	225,527,999
6.5% 7/1/32 to 7/1/54	107,460,575	112,270,427
6.729% 2/1/39 (c)	237,012	246,307
7% to 7% 8/1/25 to 7/1/37	254,227	264,774
7.5% to 7.5% 7/1/25 to 11/1/31	178,498	184,360
8% 3/1/37	8,432	9,056
TOTAL FANNIE MAE		2,350,318,225
Freddie Mac - 4.4%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.320% 5.575% 1/1/36 (c)(d)	11,476	11,671
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.370% 5.861% 3/1/36 (c)(d)	46,760	47,751
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 5.824% 3/1/36 (c)(d)	35,722	36,539
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 12/1/40 (c)(d)	331,436	340,965
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6.726% 9/1/41 (c)(d)	129,103	132,814
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 7.568% 7/1/41 (c)(d)	82,508	84,880
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 7.381% 5/1/35 (c)(d)	72,071	74,143
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.860% 7.239% 4/1/36 (c)(d)	24,537	25,242
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 7.255% 4/1/41 (c)(d)	3,504	3,605
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 7.455% 9/1/41 (c)(d)	14,852	15,279
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 7.155% 5/1/41 (c)(d)	27,817	28,617
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 7.54% 5/1/41 (c)(d)	27,713	28,510
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 7.628% 6/1/41 (c)(d)	26,852	27,624
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 7.785% 6/1/41 (c)(d)	7,714	7,936
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.920% 7.154% 10/1/42 (c)(d)	47,287	48,647
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 6.936% 4/1/38 (c)(d)	20,487	21,076
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.030% 7.658% 3/1/33 (c)(d)	396	408
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.040% 7.91% 7/1/36 (c)(d)	24,539	25,245
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.200% 6.45% 12/1/36 (c)(d)	29,321	30,164
Refinitiv USD IBOR Consumer Cash Fallbacks Term 6M + 1.120% 6.424% 8/1/37 (c)(d)	22,363	22,470
Refinitiv USD IBOR Consumer Cash Fallbacks Term 6M + 1.650% 7.3% 4/1/35 (c)(d)	47,696	48,401
Refinitiv USD IBOR Consumer Cash Fallbacks Term 6M + 1.860% 6.831% 10/1/36 (c)(d)	42,377	43,259
Refinitiv USD IBOR Consumer Cash Fallbacks Term 6M + 1.990% 7% 10/1/35 (c)(d)	28,553	29,144
Refinitiv USD IBOR Consumer Cash Fallbacks Term 6M + 2.020% 7.635% 6/1/37 (c)(d)	13,029	13,358
Refinitiv USD IBOR Consumer Cash Fallbacks Term 6M + 3.040% 8.669% 10/1/35 (c)(d)	9,525	9,799
U.S. TREASURY 1 YEAR INDEX + 2.030% 6.783% 6/1/33 (c)(d)	38,611	39,046
U.S. TREASURY 1 YEAR INDEX + 2.240% 6.371% 1/1/35 (c)(d)	2,171	2,209
U.S. TREASURY 1 YEAR INDEX + 2.260% 7.128% 6/1/33 (c)(d)	73,462	74,552
U.S. TREASURY 1 YEAR INDEX + 2.460% 7.168% 3/1/35 (c)(d)	128,149	130,621
1.5% 7/1/35 to 6/1/51	157,561,531	136,047,053
2% 6/1/35 to 4/1/52	517,906,930	447,053,096
2.5% 10/1/29 to 12/1/51 (h)	354,471,515	315,817,976
3% 12/1/30 to 6/1/52	210,861,679	194,096,832
3.5% 12/1/29 to 4/1/52	258,655,376	246,276,612
4% 1/1/36 to 10/1/52 (g)	130,774,880	127,881,319
4% 4/1/48	27,335	26,672
4.5% 6/1/25 to 4/1/53	73,984,477	73,688,401
5% 8/1/33 to 8/1/53	107,860,606	109,022,404
5.5% 3/1/53 to 2/1/54 (e)	69,116,536	70,960,796
6% 7/1/28 to 7/1/53	32,391,622	33,552,481
6.5% 1/1/32 to 1/1/54	33,008,782	34,571,908
7% 3/1/26 to 9/1/36	201,680	210,718
7.5% 7/1/26 to 6/1/32	46,459	48,421
8% 7/1/25 to 4/1/32	8,056	8,326
8.5% 4/1/25 to 1/1/28	2,501	2,567
TOTAL FREDDIE MAC		1,790,669,557
Ginnie Mae - 7.7%
3% 2/20/31 to 5/20/50	28,627,674	26,969,678
3.5% 9/20/40 to 2/20/50	42,593,571	40,771,079
4% 7/15/39 to 5/20/49	47,075,697	46,187,085
4.5% 6/20/33 to 8/15/41	22,812,901	22,915,560
5.5% 7/15/33 to 9/15/39	823,180	850,238
6% to 6% 10/15/30 to 5/15/40	721,275	751,499
7% to 7% 8/15/25 to 11/15/32	612,186	631,495
7.5% to 7.5% 8/15/25 to 9/15/31	54,583	55,796
8% 11/15/24 to 11/15/29	5,937	6,092
8.5% 11/15/27 to 11/15/31	15,445	16,320
Ginnie Mae:
2% 10/1/54 (i)	56,900,000	48,230,249
2% 10/1/54 (i)	94,800,000	80,355,495
2% 10/1/54 (i)	76,050,000	64,462,398
2% 10/1/54 (i)	76,700,000	65,013,359
2% 10/1/54 (i)	38,400,000	32,549,061
2% 10/1/54 (i)	38,900,000	32,972,877
2% 10/1/54 (i)	25,225,000	21,381,512
2% 10/1/54 (i)	80,800,000	68,488,649
2% 10/1/54 (i)	159,700,000	135,366,798
2% 10/1/54 (i)	15,025,000	12,735,668
2% 11/1/54 (i)	312,800,000	265,456,907
3% 10/1/54 (i)	34,750,000	31,691,030
3% 10/1/54 (i)	67,250,000	61,330,124
3% 10/1/54 (i)	94,475,000	86,158,564
3% 10/1/54 (i)	70,250,000	64,066,040
3% 10/1/54 (i)	38,025,000	34,677,739
3% 11/1/54 (i)	139,550,000	127,385,622
3.5% 10/1/54 (i)	126,900,000	119,283,754
3.5% 10/1/54 (i)	48,600,000	45,683,140
3.5% 10/1/54 (i)	30,000,000	28,199,469
5% 10/1/54 (i)	37,200,000	37,268,601
5% 10/1/54 (i)	45,700,000	45,784,275
5% 11/1/54 (i)	35,600,000	35,636,447
5.5% 10/1/54 (i)	109,175,000	110,232,425
5.5% 10/1/54 (i)	49,200,000	49,676,532
5.5% 10/1/54 (i)	48,325,000	48,793,057
5.5% 11/1/54 (i)	72,150,000	72,831,911
6% 10/1/54 (i)	157,650,000	160,296,471
6% 10/1/54 (i)	110,300,000	112,151,606
6% 10/1/54 (i)	78,800,000	80,122,816
6% 10/1/54 (i)	31,050,000	31,571,236
6% 11/1/54 (i)	139,050,000	141,313,623
6.5% 10/1/54 (i)	33,400,000	34,169,255
6.5% 10/1/54 (i)	39,700,000	40,614,355
2% 8/20/50 to 11/20/52	2,390,053	2,028,204
2.5% 8/20/51 to 12/20/52	153,621,567	133,722,365
2.5% 10/1/54 (i)	101,125,000	89,074,510
2.5% 10/1/54 (i)	78,300,000	68,969,435
2.5% 10/1/54 (i)	40,900,000	36,026,180
2.5% 11/1/54 (i)	167,250,000	147,470,028
4% 10/1/54 (i)	70,200,000	67,873,656
4.5% 10/1/54 (i)	24,250,000	23,941,157
4.5% 10/1/54 (i)	11,900,000	11,748,444
4.5% 10/1/54 (i)	3,100,000	3,060,519
5% 12/15/32 to 4/20/48	9,512,186	9,737,859
6.5% 3/20/31 to 6/15/37	107,030	111,665
TOTAL GINNIE MAE		3,158,869,929
Uniform Mortgage Backed Securities - 7.4%
1.5% 10/1/54 (i)	186,700,000	147,496,473
4% 10/1/54 (i)	57,500,000	55,220,217
4.5% 11/1/54 (i)	18,300,000	17,991,188
5% 10/1/39 (i)	61,300,000	62,068,647
Uniform Mortgage Backed Securities:
2% 10/1/39 (i)	5,900,000	5,398,731
2% 10/1/39 (i)	4,800,000	4,392,188
2% 10/1/54 (i)	307,400,000	254,181,375
2% 10/1/54 (i)	223,525,000	184,827,234
2% 10/1/54 (i)	234,850,000	194,191,594
2% 10/1/54 (i)	51,950,000	42,956,156
2% 10/1/54 (i)	61,650,000	50,976,844
2% 10/1/54 (i)	61,550,000	50,894,156
2% 10/1/54 (i)	35,000,000	28,940,625
2% 10/1/54 (i)	122,900,000	101,622,938
2% 10/1/54 (i)	8,900,000	7,359,188
2% 10/1/54 (i)	6,125,000	5,064,609
2% 10/1/54 (i)	19,675,000	16,268,766
2% 10/1/54 (i)	36,675,000	30,325,641
2% 11/1/54 (i)	210,850,000	174,593,689
2% 11/1/54 (i)	159,150,000	131,783,664
2.5% 10/1/54 (i)	78,600,000	67,826,274
2.5% 10/1/54 (i)	3,400,000	2,933,961
2.5% 10/1/54 (i)	3,450,000	2,977,107
2.5% 10/1/54 (i)	2,100,000	1,812,152
2.5% 10/1/54 (i)	30,875,000	26,642,954
2.5% 10/1/54 (i)	16,200,000	13,979,461
2.5% 10/1/54 (i)	6,200,000	5,350,164
3% 10/1/54 (i)	6,300,000	5,654,250
3% 10/1/54 (i)	80,350,000	72,114,125
3% 10/1/54 (i)	36,000,000	32,310,000
3% 10/1/54 (i)	37,625,000	33,768,438
3.5% 10/1/54 (i)	52,800,000	49,184,436
3.5% 10/1/54 (i)	38,900,000	36,236,260
3.5% 10/1/54 (i)	79,700,000	74,242,415
3.5% 10/1/54 (i)	34,600,000	32,230,710
4.5% 10/1/54 (i)	18,300,000	17,990,472
4.5% 10/1/54 (i)	30,000,000	29,492,577
4.5% 10/1/54 (i)	4,500,000	4,423,887
4.5% 10/1/54 (i)	13,275,000	13,050,465
4.5% 10/1/54 (i)	5,100,000	5,013,738
5.5% 10/1/54 (i)	89,800,000	90,848,837
5.5% 10/1/54 (i)	62,700,000	63,432,317
5.5% 10/1/54 (i)	24,275,000	24,558,525
5.5% 10/1/54 (i)	500,000	505,840
6% 10/1/54 (i)	26,700,000	27,285,106
6% 10/1/54 (i)	109,350,000	111,746,307
6% 10/1/54 (i)	63,550,000	64,942,641
6% 10/1/54 (i)	69,825,000	71,355,152
6% 10/1/54 (i)	84,225,000	86,070,715
6% 10/1/54 (i)	59,400,000	60,701,698
6% 10/1/54 (i)	45,300,000	46,292,709
6% 10/1/54 (i)	40,250,000	41,132,043
6% 10/1/54 (i)	101,600,000	103,826,473
6% 11/1/54 (i)	109,700,000	112,138,247
6.5% 10/1/54 (i)	34,400,000	35,465,595
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		3,034,089,974
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $10,551,391,689)		10,333,947,685

Asset-Backed Securities - 8.8%
	Principal Amount (a)	Value ($)
Aaset 2024-1 U.S. Ltd. / Aaset 20 Series 2024-1A:
Class A1, 6.261% 5/16/49 (b)	22,043,504	22,879,693
Class A2, 6.261% 5/16/49 (b)	20,147,458	20,911,723
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	9,396,343	6,737,125
Series 2019-1 Class A, 3.844% 5/15/39 (b)	1,199,830	1,158,111
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	15,235,576	14,635,295
Class B, 4.458% 10/16/39 (b)	4,664,187	2,798,856
Series 2021-1A Class A, 2.95% 11/16/41 (b)	18,710,417	17,408,973
Series 2021-2A Class A, 2.798% 1/15/47 (b)	37,291,263	34,122,915
AASET, Ltd. Series 2022-1A Class A, 6% 5/16/47 (b)	26,215,103	26,444,669
Affirm Asset Securitization Trust:
Series 2023-X1 Class A, 7.11% 11/15/28 (b)	2,830,411	2,841,759
Series 2024-A Class 1A, 5.61% 2/15/29 (b)	20,700,000	20,969,228
Series 2024-X1 Class A, 6.27% 5/15/29 (b)	9,791,724	9,832,987
Aimco Series 2024-BA Class ARR, CME Term SOFR 3 Month Index + 1.500% 6.7861% 4/16/37 (b)(c)(d)	35,255,000	35,436,387
Aimco Clo 17 Ltd. / Aimco Clo 1 Series 2024-17A Class A1R, CME Term SOFR 3 Month Index + 1.350% 6.632% 7/20/37 (b)(c)(d)	28,099,438	28,181,179
Aimco Clo 19 Ltd. Series 2024-19A Class A, CME Term SOFR 3 Month Index + 1.350% 1.35% 10/20/37 (b)(c)(d)(i)	10,259,000	10,259,000
Aimco Clo 21 Ltd. / Aimco Clo 2 Series 2024-21A Class A1, CME Term SOFR 3 Month Index + 1.500% 6.8251% 4/18/37 (b)(c)(d)	24,647,000	24,785,935
Aimco Clo 22 Ltd. / Aimco Clo 2 Series 2024-22A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8266% 4/19/37 (b)(c)(d)	55,620,000	55,775,736
AIMCO CLO Ltd. Series 2024-11A Class A1R2, CME Term SOFR 3 Month Index + 1.340% 6.5839% 7/17/37 (b)(c)(d)	18,929,000	18,940,244
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5336% 4/20/34 (b)(c)(d)	46,919,000	46,941,474
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.782% 7/20/35 (b)(c)(d)	25,047,000	25,063,381
Allegro CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.400% 6.6836% 7/20/34 (b)(c)(d)	21,007,000	21,009,920
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/28	18,910,000	19,138,213
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/28	19,110,000	19,337,621
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	5,022,343	4,771,642
Class B, 4.335% 1/16/40 (b)	1,196,541	990,170
Ares CLO Series 2024-54A Class AR, CME Term SOFR 3 Month Index + 1.270% 6.5714% 10/15/32 (b)(c)(d)	36,024,000	36,035,312
Ares Ln Funding V Ltd. / Ares Ln Fund Series 2024-ALF5A Class A1, CME Term SOFR 3 Month Index + 1.500% 6.8235% 7/27/37 (b)(c)(d)	32,417,000	32,496,778
Ares LV CLO Ltd. Series 2021-55A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.693% 7/15/34 (b)(c)(d)	19,036,000	19,055,436
Ares LVIII CLO LLC Series 2022-58A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.6314% 1/15/35 (b)(c)(d)	37,068,000	37,131,868
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, CME Term SOFR 3 Month Index + 1.330% 6.633% 4/15/34 (b)(c)(d)	29,947,000	29,953,888
Ari Fleet Lease Trust 2024-B Series 2024-B Class A2, 5.54% 4/15/33 (b)	8,378,000	8,476,654
Babson CLO Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.713% 10/15/36 (b)(c)(d)	17,946,000	17,962,223
Barings CLO Ltd. Series 2024-4A Class AR, 6.4518% 10/20/37 (b)(c)	28,775,000	28,810,825
Barings CLO Ltd. 2023-IV Series 2024-4A Class A, CME Term SOFR 3 Month Index + 1.750% 7.032% 1/20/37 (b)(c)(d)	42,652,000	43,138,190
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME Term SOFR 3 Month Index + 1.300% 6.5858% 1/17/35 (b)(c)(d)	38,048,000	38,174,053
BETHP Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.693% 1/15/35 (b)(c)(d)	27,114,000	27,145,669
Blackbird Capital Aircraft:
Series 2016-1A Class A, 4.213% 12/16/41 (b)	17,910,919	17,800,229
Series 2021-1A Class A, 2.443% 7/15/46 (b)	27,576,264	25,393,707
Blueberry Park Clo Ltd. Series 2024-1A Class A, CME Term SOFR 3 Month Index + 1.350% 6.4761% 10/20/37 (b)(c)(d)	32,753,000	32,823,484
Bofa Auto Trust 2024-1 Series 2024-1A Class A3, 5.35% 11/15/28 (b)	7,012,000	7,155,826
Bristol Park CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.250% 6.553% 4/15/29 (b)(c)(d)	3,834,789	3,837,105
Capital One Multi-Asset Execution Trust Series 2023-A1 Class A, 4.42% 5/15/28	21,500,000	21,584,626
Carlyle U.S. CLO Ltd. Series 2024-11A Class A1R, CME Term SOFR 3 Month Index + 1.410% 6.7329% 7/25/37 (b)(c)(d)	38,098,000	38,138,879
Carmax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/29	13,392,000	13,759,142
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	17,076,000	17,510,087
Carmax Select Receivables Trust Series 2024-A:
Class A2A, 5.78% 9/15/27	5,979,000	6,027,591
Class A3, 5.4% 11/15/28	4,752,000	4,839,579
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	18,710,934	17,122,544
Class B, 5.095% 4/15/39 (b)	10,307,675	7,038,249
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	4,993,927	4,657,236
Series 2021-1A Class A, 3.474% 1/15/46 (b)	3,372,503	3,259,986
Cedar Funding Series 2024-18A Class A, CME Term SOFR 3 Month Index + 1.550% 6.833% 4/23/37 (b)(c)(d)	60,600,000	60,914,029
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6436% 10/20/32 (b)(c)(d)	21,787,000	21,793,536
Series 2021-12A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.6762% 10/25/34 (b)(c)(d)	16,882,000	16,911,544
Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.602% 4/20/35 (b)(c)(d)	35,314,000	35,317,673
Cedar Funding Xvii Clo Ltd. Series 2023-17A Class A, CME Term SOFR 3 Month Index + 1.850% 7.132% 7/20/36 (b)(c)(d)	25,314,000	25,424,723
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 Month Index + 1.310% 6.5936% 4/20/34 (b)(c)(d)	26,059,000	26,075,469
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	7,349,980	7,246,035
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/29 (b)	17,651,000	17,964,155
Chesapeake Funding II LLC:
Series 2023-2A Class A1, 6.16% 10/15/35 (b)	8,851,564	8,999,811
Series 2024-1A Class A1, 5.52% 5/15/36 (b)	12,431,342	12,576,854
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/28 (b)	9,000,000	9,151,121
CNH Equipment Trust Series 2023 A Class A2, 5.34% 9/15/26	4,004,071	4,008,817
Columbia Cent CLO 29 Ltd./Columbia Cent CLO 29 Corp. Series 2021-29A Class AR, CME Term SOFR 3 Month Index + 1.430% 6.7136% 10/20/34 (b)(c)(d)	27,352,000	27,385,205
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, CME Term SOFR 3 Month Index + 1.460% 6.7436% 4/20/34 (b)(c)(d)	28,400,000	28,419,624
DB Master Finance LLC:
Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	35,785,255	35,093,780
Series 2021-1A Class A23, 2.791% 11/20/51 (b)	11,894,648	10,397,968
Discover Card Execution Note Trust Series 2023 A1 Class A, 4.31% 3/15/28	7,800,000	7,813,663
Dllaa 2023-1A Series 2023-1A:
Class A2, 5.93% 7/20/26 (b)	3,500,649	3,518,394
Class A3, 5.64% 2/22/28 (b)	7,444,000	7,617,008
DLLAD:
Series 2023-1A Class A3, 4.79% 1/20/28 (b)	7,200,000	7,246,637
Series 2024-1A Class A3, 5.3% 7/20/29 (b)	6,879,000	7,063,580
Dllmt 2024-1 LLC Series 2024-1A Class A3, 4.84% 8/21/28 (b)	21,700,000	21,975,325
Dominos Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/49 (b)	20,812,800	19,778,926
Dryden 108 Clo Ltd. / Dryden 10 Series 2024-108A Class A1R, CME Term SOFR 3 Month Index + 1.360% 6.6386% 7/18/37 (b)(c)(d)	51,421,000	51,587,913
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME Term SOFR 3 Month Index + 1.300% 6.582% 4/20/35 (b)(c)(d)	19,817,000	19,848,925
Dryden CLO, Ltd. Series 2024-83A Class AR, CME Term SOFR 3 Month Index + 1.530% 6.8642% 4/18/37 (b)(c)(d)	31,605,000	31,753,544
Dryden Senior Loan Fund:
Series 2021-90A Class A1A, CME Term SOFR 3 Month Index + 1.390% 6.52% 2/20/35 (b)(c)(d)	14,569,000	14,588,056
Series 2024-78A Class A1R, CME Term SOFR 3 Month Index + 1.530% 6.8158% 4/17/37 (b)(c)(d)	12,000,000	12,043,044
Series 2024-85A Class A1R2, CME Term SOFR 3 Month Index + 1.380% 6.6814% 7/15/37 (b)(c)(d)	30,259,000	30,293,314
Eaton Vance CLO, Ltd.:
Series 2021-2A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.713% 1/15/35 (b)(c)(d)	32,919,000	32,928,876
Series 2024-1A:
Class AR2, CME Term SOFR 3 Month Index + 1.510% 6.8399% 7/15/37 (b)(c)(d)	30,522,000	30,662,249
Class ARR, CME Term SOFR 3 Month Index + 1.390% 6.6914% 10/15/37 (b)(c)(d)	29,715,000	29,858,583
Series 2024-2A Class AR2, CME Term SOFR 3 Month Index + 1.380% 0% 10/15/37 (b)(c)(d)	32,919,000	32,924,827
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, CME Term SOFR 3 Month Index + 1.510% 6.813% 1/15/34 (b)(c)(d)	6,000,000	6,007,176
Enterprise Fleet Financing Series 2024-2:
Class A2, 5.74% 12/20/26 (b)	10,500,000	10,620,194
Class A3, 5.61% 4/20/28 (b)	10,500,000	10,806,444
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	24,790,149	25,339,411
Finance of America HECM Buyout Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	7,320,249	7,207,085
Flatiron CLO Ltd.:
Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.4371% 11/16/34 (b)(c)(d)	17,723,000	17,759,332
Series 2024-1A Class A1R, 1.36% 10/19/37 (b)(c)	32,703,000	32,738,515
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2024-1A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.5084% 5/20/36 (b)(c)(d)	55,130,000	55,253,491
Ford Credit Auto Owner Trust 2 Series 2022-1 Class A, 3.88% 11/15/34 (b)	10,400,000	10,301,450
Ford Credit Floorplan Master Owner Trust:
Series 2023-1 Class A1, 4.92% 5/15/28 (b)	31,100,000	31,408,839
Series 2024-1 Class A1, 5.29% 4/15/29 (b)	15,500,000	15,875,687
GM Financial Automobile Leasing Trust Series 2023-2 Class A2A, 5.44% 10/20/25	1,610,471	1,611,420
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28	15,130,000	15,356,029
GM Financial Consumer Automobile Receivables Series 2023 2 Class A3, 4.47% 2/16/28	23,205,000	23,237,120
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	7,660,000	7,718,453
Gm Financial Revolving Receiva Series 2024-1 Class A, 4.98% 12/11/36 (b)	16,913,000	17,354,470
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	9,139,654	8,454,071
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	9,544,641	8,974,750
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/31 (b)	6,400,000	6,510,900
Hyundai Auto Lease Securitizat Series 2024-B Class A3, 5.41% 5/17/27 (b)	22,900,000	23,288,849
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/29	19,744,000	20,067,340
Invesco CLO Ltd. Series 2021-3A Class A, CME Term SOFR 3 Month Index + 1.390% 6.6736% 10/22/34 (b)(c)(d)	19,246,000	19,270,365
Invesco U.S. Clo 2024-1 Ltd. Series 2024-1RA Class AR, CME Term SOFR 3 Month Index + 1.550% 6.8514% 4/15/37 (b)(c)(d)	28,432,000	28,558,807
Invesco U.S. CLO Ltd. Series 2024-3A Class A, CME Term SOFR 3 Month Index + 1.510% 6.8292% 7/20/37 (b)(c)(d)	24,935,000	25,025,738
KKR CLO Ltd. Series 2022-41A Class A1, CME Term SOFR 3 Month Index + 1.330% 6.6314% 4/15/35 (b)(c)(d)	46,050,000	46,129,344
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/28 (b)	17,700,000	18,145,996
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, CME Term SOFR 1 Month Index + 1.230% 6.0943% 7/25/33 (c)(d)	448,039	443,547
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, CME Term SOFR 3 Month Index + 1.400% 6.6811% 4/19/34 (b)(c)(d)	30,470,000	30,518,691
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, CME Term SOFR 3 Month Index + 1.360% 6.6436% 1/22/35 (b)(c)(d)	32,026,000	32,041,501
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.683% 7/15/34 (b)(c)(d)	27,800,000	27,804,726
Madison Pk Funding Lxvii Ltd. / Mad Series 2024-67A Class A1, CME Term SOFR 3 Month Index + 1.510% 6.8002% 4/25/37 (b)(c)(d)	36,634,000	36,702,945
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 Month Index + 1.800% 7.082% 4/22/36 (b)(c)(d)	17,468,000	17,549,733
Magnetite CLO Ltd. Series 2021-27A Class AR, CME Term SOFR 3 Month Index + 1.400% 6.6836% 10/20/34 (b)(c)(d)	6,442,000	6,452,565
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, CME Term SOFR 3 Month Index + 1.390% 6.6762% 10/25/34 (b)(c)(d)	32,900,000	32,909,015
Magnetite XXI Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.280% 6.5636% 4/20/34 (b)(c)(d)	25,147,000	25,170,638
Magnetite XXIII, Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.6762% 1/25/35 (b)(c)(d)	23,616,000	23,621,691
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2024-29A Class AR, CME Term SOFR 3 Month Index + 1.350% 6.5917% 7/15/37 (b)(c)(d)	28,521,000	28,579,582
Marlette Funding Trust 2024-1 Series 2024-1A Class A, 5.95% 7/17/34 (b)	5,016,311	5,046,184
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/28	19,400,000	19,823,436
Merchants Fleet Funding LLC:
Series 2023-1A Class A, 7.21% 5/20/36 (b)	11,748,156	11,894,398
Series 2024-1A Class A, 5.82% 4/20/37 (b)	15,200,000	15,446,204
Milos CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.6136% 10/20/30 (b)(c)(d)	20,777,744	20,804,007
Neuberger Berman Loan Advisers Series 2024-25A Class AR2, CME Term SOFR 3 Month Index + 1.400% 6.723% 7/18/38 (b)(c)(d)	28,786,000	28,874,978
Nissan Master Owner Trust Receiva Series 2024-B Class A, 5.05% 2/15/29 (b)	18,500,000	18,852,277
Oak Hill Credit Partners Series 2024-18A:
Class A1, 6.7917% 4/20/37 (b)(c)	41,264,000	41,499,989
Class A2, CME Term SOFR 3 Month Index + 1.650% 6.9417% 4/20/37 (b)(c)(d)	2,187,000	2,194,281
Park Place Securities, Inc. Series 2005-WCH1 Class M4, CME Term SOFR 1 Month Index + 1.350% 6.2143% 1/25/36 (c)(d)	282,893	280,240
Peace Park CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.6736% 10/20/34 (b)(c)(d)	26,956,000	26,971,338
PK ALIFT Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/39 (b)	6,685,543	6,854,592
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	21,913,215	20,577,758
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	32,079,450	30,871,110
Class A2II, 4.008% 12/5/51 (b)	19,953,375	18,712,469
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	16,590,865	15,265,254
Prpm 2023-Rcf2 LLC Series 2023-RCF2 Class A1, 4% 11/25/53 (b)	7,561,540	7,439,348
Rockland Park CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.380% 6.6636% 4/20/34 (b)(c)(d)	35,857,000	35,876,291
RR Ltd. Series 2022-7A Class A1AB, CME Term SOFR 3 Month Index + 1.340% 6.6414% 1/15/37 (b)(c)(d)	38,243,000	38,223,879
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	16,335,514	14,994,205
Class B, 4.335% 3/15/40 (b)	1,946,639	1,538,483
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	28,285,000	28,081,368
1.884% 7/15/50 (b)	10,516,000	10,148,731
2.328% 7/15/52 (b)	8,041,000	7,434,629
Sbna Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/27 (b)	15,300,000	15,567,946
Sbna Auto Lease Trust 2024-C Series 2024-C Class A3, 4.56% 2/22/28 (b)	14,200,000	14,229,231
Sfs Auto Receivables Securitiz Series 2023-1A Class A2A, 5.89% 3/22/27 (b)	4,988,996	5,004,048
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/29 (b)	10,479,000	10,725,084
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (b)	9,542,375	8,598,517
Subway Funding LLC:
Series 2024-1A:
Class A23, 6.505% 7/30/54 (b)	26,198,000	27,145,762
Class A2I, 6.028% 7/30/54 (b)	50,249,000	51,815,332
Class A2II, 6.268% 7/30/54 (b)	29,873,000	30,829,525
Series 2024-3A:
Class A23, 5.914% 7/30/54 (b)	36,059,000	36,053,898
Class A2I, 5.246% 7/30/54 (b)	37,597,000	37,569,028
Class A2II, 5.566% 7/30/54 (b)	17,784,000	17,797,697
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.603% 4/23/35 (b)(c)(d)	39,612,000	39,609,901
Symphony Clo 43 Ltd. Series 2024-43A Class A1, CME Term SOFR 3 Month Index + 1.520% 6.8465% 4/15/37 (b)(c)(d)	25,363,000	25,483,094
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.623% 7/15/32 (b)(c)(d)	3,663,000	3,666,553
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6236% 4/20/33 (b)(c)(d)	28,357,259	28,385,617
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 Month Index + 0.970% 5.8293% 9/25/34 (c)(d)	48,219	49,153
Tesla Series 2024-A Class A2A, 5.37% 6/22/26 (b)	7,197,057	7,211,811
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (b)	17,400,000	17,496,005
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	22,995,354	21,157,432
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	22,894,785	20,606,680
Toyota Lease Owner Trust:
Series 2023 A Class A3, 4.93% 4/20/26 (b)	18,007,000	18,018,524
Series 2024-A Class A3, 5.25% 4/20/27 (b)	18,300,000	18,558,592
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, CME Term SOFR 3 Month Index + 0.820% 6.1359% 4/6/42 (b)(c)(d)	3,641,000	2,676,914
Upstart Securitization Trust Series 2022-1 Class A, 3.12% 3/20/32 (b)	433,958	433,098
Usaa Auto Owner Trust 2024-A Series 2024-A Class A3, 5.03% 3/15/29 (b)	11,600,000	11,788,152
Volkswagen Auto Lease Trust 2024- Series 2024-A Class A3, 5.21% 6/21/27	11,770,000	11,970,244
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/28 (b)	7,800,000	7,822,559
Voya Clo 2023-1 Ltd. Series 2023-1A Class A1, CME Term SOFR 3 Month Index + 1.800% 7.082% 1/20/37 (b)(c)(d)	32,560,000	32,811,396
Voya Clo Ltd. Series 2024-1A Class A1, CME Term SOFR 3 Month Index + 1.520% 6.8461% 4/15/37 (b)(c)(d)	24,125,000	24,156,749
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, CME Term SOFR 3 Month Index + 1.420% 6.7011% 7/19/34 (b)(c)(d)	10,748,000	10,751,407
Series 2021-3A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.6936% 10/20/34 (b)(c)(d)	36,484,000	36,536,172
Wheels Fleet Lease Funding 1 L:
Series 2023-2A Class A, 6.46% 8/18/38 (b)	38,773,748	39,238,436
Series 2024-1A Class A1, 5.49% 2/18/39 (b)	14,400,000	14,617,375
Willis Engine Structured Trust Vi Series 2023-A Class A, 8% 10/15/48 (b)	12,864,070	13,681,376
World Omni Auto Receivables Trust:
Series 2023 B Class A3, 4.66% 5/15/28	19,065,000	19,112,224
Series 2023-C Class A3, 5.15% 11/15/28	9,413,000	9,512,040
World Omni Automobile Lease Series 2023-A Class A2A, 5.47% 11/17/25	4,399,792	4,403,431
TOTAL ASSET-BACKED SECURITIES (Cost $3,623,667,895)		3,617,496,972

Collateralized Mortgage Obligations - 1.3%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.4%
Ajax Mortgage Loan Trust sequential payer:
Series 2021-C Class A, 5.115% 1/25/61 (b)	2,706,925	2,693,677
Series 2021-E Class A1, 1.74% 12/25/60 (b)	9,350,625	8,223,889
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (b)	11,741,412	10,960,637
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	2,009,884	1,997,822
BRAVO Residential Funding Trust sequential payer Series 2022-RPL1 Class A1, 2.75% 9/25/61 (b)	13,611,008	12,516,028
Cfmt 2024-Hb15 LLC sequential payer Series 2024-HB15 Class A, 4% 8/25/34 (b)(c)	7,560,964	7,438,960
Cfmt LLC floater sequential payer Series 2024-HB13 Class A, 3% 5/25/34 (b)(c)	13,638,920	13,088,281
Gs Mtg-Backed Securities Trust 2024-Rpl Series 2024-RPL2 Class A1, 3.75% 7/25/61 (b)	4,812,820	4,687,423
New Residential Mortgage Loan Trust Series 2020-1A Class A1B, 3.5% 10/25/59 (b)	7,496,854	7,056,242
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 4.6696% 8/25/61 (b)	7,596,173	7,516,658
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)	11,233,669	10,406,164
Nymt Loan Trust 2024-Cp1 sequential payer Series 2024-CP1 Class A1, 3.75% 2/25/68 (b)	5,906,881	5,599,335
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	2,439,610	2,386,296
Ocwen Loan Invest Trust Series 2024-HB1 Class A, 3% 2/25/37 (b)	2,197,429	2,140,614
Onity Loan Investment Trust 20 Series 2024-HB2 Class A, 5% 8/25/37 (b)	4,864,319	4,845,834
Preston Ridge Partners Mortgage Trust Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)	5,047,263	4,657,907
Pret 2024-Rpl1 Trust sequential payer Series 2024-RPL1 Class A1, 3.9% 10/25/63 (b)	10,364,700	9,937,017
Prmi Securitization Trust 2024-Cm floater Series 2024-CMG1 Class A1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.300% 6.8012% 7/25/54 (b)(c)(d)	9,831,279	9,803,080
Prpm 2024-Rpl2 LLC Series 2024-RPL2 Class A1, 3.5% 5/25/54 (b)(c)	11,864,894	11,493,238
RMF Buyout Issuance Trust:
sequential payer Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	163,805	163,564
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (b)	3,507,933	3,345,541
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, CME Term SOFR 6 Month Index + 1.300% 6.5772% 7/20/34 (c)(d)	9,011	8,353
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, CME Term SOFR 1 Month Index + 0.750% 5.6093% 9/25/43 (c)(d)	531,441	505,877
Towd Point Mortgage Trust sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (b)	16,819,282	16,038,361
TOTAL PRIVATE SPONSOR		157,510,798
U.S. Government Agency - 0.9%
Fannie Mae:
floater:
Series 2002-18 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.1946% 2/25/32 (c)(d)	5,184	5,204
Series 2002-39 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4559% 3/18/32 (c)(d)	9,429	9,503
Series 2002-60 Class FV, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.3946% 4/25/32 (c)(d)	10,100	10,192
Series 2002-63 Class FN, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.3946% 10/25/32 (c)(d)	12,361	12,474
Series 2002-7 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.860% 6.1446% 1/25/32 (c)(d)	4,765	4,771
Series 2003-118 Class S, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.7054% 12/25/33 (c)(j)(k)	192,911	30,049
Series 2006-104 Class GI, 6.560% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2854% 11/25/36 (c)(j)(k)	141,607	15,861
Series 2012-154 Class F, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.6946% 1/25/43 (c)(d)	601,178	588,504
Series 2017-36 Class FB, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 5.7446% 5/25/47 (c)(d)	1,242,729	1,210,114
Series 2018-32 Class FB, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.6946% 5/25/48 (c)(d)	678,725	658,571
Series 2018-38 Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.6946% 6/25/48 (c)(d)	1,608,737	1,558,422
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	39,472	40,316
Series 1999-32 Class PL, 6% 7/25/29	55,429	56,640
Series 1999-33 Class PK, 6% 7/25/29	40,504	41,355
Series 1999-57 Class PH, 6.5% 12/25/29	123,411	125,575
Series 2001-52 Class YZ, 6.5% 10/25/31	6,983	7,296
Series 2005-102 Class CO 11/25/35 (l)	26,394	22,859
Series 2005-73 Class SA, 17.500% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 3.524% 8/25/35 (c)(d)(k)	5,551	5,888
Series 2005-81 Class PC, 5.5% 9/25/35	89,777	92,708
Series 2006-12 Class BO 10/25/35 (l)	125,363	111,352
Series 2006-15 Class OP 3/25/36 (l)	188,678	161,462
Series 2006-37 Class OW 5/25/36 (l)	18,299	15,023
Series 2006-45 Class OP 6/25/36 (l)	58,817	49,193
Series 2006-62 Class KP 4/25/36 (l)	91,141	76,682
Series 2012-149:
Class DA, 1.75% 1/25/43	225,271	210,274
Class GA, 1.75% 6/25/42	275,808	257,275
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	6,271	6,450
Series 1999-25 Class Z, 6% 6/25/29	44,389	44,835
Series 2001-20 Class Z, 6% 5/25/31	52,971	54,338
Series 2001-31 Class ZC, 6.5% 7/25/31	22,476	22,916
Series 2002-16 Class ZD, 6.5% 4/25/32	24,636	25,621
Series 2002-74 Class SV, 7.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.1554% 11/25/32 (c)(j)(k)	21,773	589
Series 2012-67 Class AI, 4.5% 7/25/27 (j)	11,232	138
Series 2020-43 Class MA, 2% 1/25/45	4,417,801	4,122,552
Series 2020-49 Class JA, 2% 8/25/44	2,084,826	1,955,742
Series 2020-56 Class AH, 2% 5/25/45	3,432,068	3,237,736
Series 2020-80 Class BA, 1.5% 3/25/45	8,211,338	7,291,329
Series 2021-85 Class L, 2.5% 8/25/48	2,418,499	2,167,762
Series 2021-95:
Class 0, 2.5% 9/25/48	7,701,449	6,920,695
Class BA, 2.5% 6/25/49	11,725,984	10,471,443
Series 2021-96 Class HA, 2.5% 2/25/50	3,866,045	3,461,550
Series 2022-1 Class KA, 3% 5/25/48	3,829,876	3,573,101
Series 2022-11 Class B, 3% 6/25/49	4,578,288	4,300,693
Series 2022-13:
Class HA, 3% 8/25/46	3,706,874	3,527,491
Class JA, 3% 5/25/48	3,224,970	3,038,501
Series 2022-15 Class GC, 3% 1/25/47	5,331,076	5,049,392
Series 2022-17 Class BH, 3% 5/25/47	5,811,459	5,558,230
Series 2022-3:
Class D, 2% 2/25/48	11,144,041	10,072,307
Class N, 2% 10/25/47	30,615,309	27,540,813
Series 2022-30 Class E, 4.5% 7/25/48	10,896,827	10,828,064
Series 2022-4 Class B, 2.5% 5/25/49	2,819,702	2,534,061
Series 2022-42 Class BA, 4% 6/25/50	11,781,663	11,600,972
Series 2022-49 Class TC, 4% 12/25/48	3,473,762	3,389,417
Series 2022-5:
Class 0, 2.5% 6/25/48	4,134,769	3,768,642
Class BA, 2.5% 12/25/49	4,433,971	3,901,490
Class DA, 2.25% 11/25/47	12,100,563	10,974,018
Series 2022-7:
Class A, 3% 5/25/48	5,451,447	5,086,372
Class E, 2.5% 11/25/47	11,259,552	10,334,471
Series 2022-9 Class BA, 3% 5/25/48	2,487,480	2,321,026
Series 06-116 Class SG, 6.520% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2454% 12/25/36 (c)(j)(k)	93,019	10,510
Series 07-40 Class SE, 6.320% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.0454% 5/25/37 (c)(j)(k)	47,234	5,872
Series 2003-21 Class SK, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.7054% 3/25/33 (c)(j)(k)	10,043	1,154
Series 2005-72 Class ZC, 5.5% 8/25/35	765,757	782,496
Series 2005-79 Class ZC, 5.9% 9/25/35	462,970	474,760
Series 2007-57 Class SA, 40.600% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 8.2524% 6/25/37 (c)(d)(k)	39,097	50,768
Series 2007-66:
Class SA, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 7.2324% 7/25/37 (c)(d)(k)	59,334	77,854
Class SB, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 7.2324% 7/25/37 (c)(d)(k)	12,553	14,470
Series 2010-135 Class ZA, 4.5% 12/25/40	207,159	212,303
Series 2010-150 Class ZC, 4.75% 1/25/41	1,824,628	1,845,796
Series 2010-95 Class ZC, 5% 9/25/40	3,833,503	3,911,243
Series 2011-39 Class ZA, 6% 11/25/32	221,458	231,439
Series 2011-4 Class PZ, 5% 2/25/41	631,128	626,420
Series 2011-67 Class AI, 4% 7/25/26 (j)	6,121	83
Series 2012-100 Class WI, 3% 9/25/27 (j)	442,016	12,691
Series 2012-9 Class SH, 6.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1554% 6/25/41 (c)(j)(k)	17,568	88
Series 2013-133 Class IB, 3% 4/25/32 (j)	96,453	1,018
Series 2013-134 Class SA, 5.930% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.6554% 1/25/44 (c)(j)(k)	230,587	27,391
Series 2013-51 Class GI, 3% 10/25/32 (j)	175,216	8,074
Series 2013-N1 Class A, 6.600% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.3254% 6/25/35 (c)(j)(k)	245,859	20,981
Series 2015-42 Class IL, 6% 6/25/45 (j)	1,286,656	207,095
Series 2015-70 Class JC, 3% 10/25/45	1,477,493	1,422,334
Series 2017-30 Class AI, 5.5% 5/25/47 (j)	719,008	116,711
Series 2019-82 Class PI, 4% 6/25/49 (j)	5,887,934	1,006,427
Series 2020-45 Class JL, 3% 7/25/40	130,861	121,267
Series 2021-59 Class H, 2% 6/25/48	2,535,565	2,128,924
Series 2021-66:
Class DA, 2% 1/25/48	2,693,108	2,272,405
Class DM, 2% 1/25/48	2,862,002	2,414,916
Series 2022-28 Class A, 2.5% 2/25/52	13,628,839	12,945,275
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (j)	47,819	7,256
Series 343 Class 16, 5.5% 5/25/34 (j)	44,916	6,879
Series 348 Class 14, 6.5% 8/25/34 (c)(j)	29,349	5,444
Series 351:
Class 12, 5.5% 4/25/34 (c)(j)	16,955	2,709
Class 13, 6% 3/25/34 (j)	28,101	4,917
Series 359 Class 19, 6% 7/25/35 (c)(j)	15,296	2,808
Series 384 Class 6, 5% 7/25/37 (j)	187,774	31,247
Freddie Mac:
floater:
Series 2412 Class FK, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2566% 1/15/32 (c)(d)	3,708	3,721
Series 2423 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3566% 3/15/32 (c)(d)	5,471	5,504
Series 2424 Class FM, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4566% 3/15/32 (c)(d)	5,041	5,077
Series 2432:
Class FE, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3566% 6/15/31 (c)(d)	8,754	8,790
Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3566% 3/15/32 (c)(d)	3,159	3,173
Series 4709 Class FE, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 5.8066% 8/15/47 (c)(d)	620,243	604,092
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	51,892	53,036
Series 2101 Class PD, 6% 11/15/28	4,955	5,070
Series 2121 Class MG, 6% 2/15/29	22,556	23,074
Series 2131 Class BG, 6% 3/15/29	156,964	160,686
Series 2137 Class PG, 6% 3/15/29	26,720	27,333
Series 2154 Class PT, 6% 5/15/29	41,483	42,453
Series 2162 Class PH, 6% 6/15/29	7,817	7,988
Series 2520 Class BE, 6% 11/15/32	94,048	97,685
Series 2693 Class MD, 5.5% 10/15/33	209,657	213,875
Series 2802 Class OB, 6% 5/15/34	55,840	57,544
Series 3002 Class NE, 5% 7/15/35	213,867	218,713
Series 3110 Class OP 9/15/35 (l)	27,501	26,497
Series 3119 Class PO 2/15/36 (l)	223,003	183,664
Series 3121 Class KO 3/15/36 (l)	31,361	27,250
Series 3123 Class LO 3/15/36 (l)	121,729	101,219
Series 3145 Class GO 4/15/36 (l)	132,739	111,158
Series 3189 Class PD, 6% 7/15/36	203,107	214,041
Series 3225 Class EO 10/15/36 (l)	67,745	56,011
Series 3258 Class PM, 5.5% 12/15/36	68,948	71,263
Series 3415 Class PC, 5% 12/15/37	93,493	94,966
Series 3832 Class PE, 5% 3/15/41	910,173	932,400
Series 4135 Class AB, 1.75% 6/15/42	201,702	189,211
sequential payer:
Series 2020-4993 Class LA, 2% 8/25/44	4,191,652	3,934,110
Series 2020-5018:
Class LC, 3% 10/25/40	884,169	817,651
Class LY, 3% 10/25/40	671,189	620,840
Series 2020-5066 Class A, 1.5% 11/25/44	2,733,870	2,430,120
Series 2021-5169 Class TP, 2.5% 6/25/49	3,107,050	2,771,711
Series 2021-5175 Class CB, 2.5% 4/25/50	14,005,087	12,521,631
Series 2021-5180 Class KA, 2.5% 10/25/47	2,791,222	2,552,720
Series 2022-5189:
Class DA, 2.5% 5/25/49	2,947,315	2,642,944
Class TP, 2.5% 5/25/49	2,848,903	2,557,948
Series 2022-5190:
Class BA, 2.5% 11/25/47	2,831,682	2,587,232
Class CA, 2.5% 5/25/49	2,381,498	2,138,072
Series 2022-5191 Class CA, 2.5% 4/25/50	3,275,430	2,908,784
Series 2022-5197:
Class A, 2.5% 6/25/49	2,381,505	2,138,073
Class DA, 2.5% 11/25/47	2,149,396	1,966,044
Series 2022-5198 Class BA, 2.5% 11/25/47	10,471,289	9,568,204
Series 2022-5202:
Class AG, 3% 1/25/49	2,562,572	2,383,236
Class LB, 2.5% 10/25/47	2,305,754	2,110,455
Class UA, 3% 4/25/50	4,043,143	3,761,363
Series 2022-5210 Class TA, 3.5% 11/25/46	3,481,329	3,333,331
Series 2135 Class JE, 6% 3/15/29	8,697	8,935
Series 2274 Class ZM, 6.5% 1/15/31	15,659	15,935
Series 2281 Class ZB, 6% 3/15/30	28,149	28,895
Series 2303 Class ZV, 6% 4/15/31	14,859	15,323
Series 2357 Class ZB, 6.5% 9/15/31	142,783	147,526
Series 2502 Class ZC, 6% 9/15/32	36,328	37,726
Series 2519 Class ZD, 5.5% 11/15/32	50,639	52,166
Series 2998 Class LY, 5.5% 7/15/25	2,104	2,104
Series 06-3115 Class SM, 6.480% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1435% 2/15/36 (c)(j)(k)	66,193	6,874
Series 2013-4281 Class AI, 4% 12/15/28 (j)	4,310	27
Series 2017-4683 Class LM, 3% 5/15/47	1,842,364	1,785,240
Series 2017-4720 Class IO, 4% 9/15/47 (j)	7,537,899	1,531,223
Series 2018-4765 Class IB, 4% 3/15/48 (j)	6,707,585	1,361,479
Series 2020-5041 Class LB, 3% 11/25/40	1,503,485	1,389,982
Series 2021-5083 Class VA, 1% 8/15/38	9,974,956	9,470,498
Series 2021-5182 Class A, 2.5% 10/25/48	18,385,296	16,501,574
Series 2022-5236 Class P, 5% 4/25/48	4,566,633	4,615,315
Series 2022-5266 Class CD, 4.5% 10/25/44	10,316,158	10,280,261
Series 2933 Class ZM, 5.75% 2/15/35	1,006,737	1,049,916
Series 2947 Class XZ, 6% 3/15/35	409,357	427,992
Series 2996 Class ZD, 5.5% 6/15/35	659,827	682,292
Series 3237 Class C, 5.5% 11/15/36	891,441	919,168
Series 3244 Class SG, 6.540% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2035% 11/15/36 (c)(j)(k)	291,590	29,131
Series 3336 Class LI, 6.460% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1235% 6/15/37 (c)(j)(k)	187,559	23,727
Series 3949 Class MK, 4.5% 10/15/34	150,538	151,375
Series 4055 Class BI, 3.5% 5/15/31 (j)	23,069	29
Series 4149 Class IO, 3% 1/15/33 (j)	98,735	7,026
Series 4314 Class AI, 5% 3/15/34 (j)	8,803	107
Series 4427 Class LI, 3.5% 2/15/34 (j)	583,371	25,426
Series 4471 Class PA 4% 12/15/40	503,348	499,980
target amortization class:
Series 2007-3366 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 5.7066% 5/15/37 (c)(d)	234,161	228,257
Series 2156 Class TC, 6.25% 5/15/29	6,624	6,627
Freddie Mac Manufactured Housing participation certificates guaranteed sequential payer:
Series 2043 Class ZH, 6% 4/15/28	14,530	14,822
Series 2056 Class Z, 6% 5/15/28	41,786	42,718
Freddie Mac Multiclass Mortgage participation certificates:
floater Series 4795 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7566% 5/15/48 (c)(d)	1,106,372	1,070,639
sequential payer:
Series 2021-5159:
Class EA, 2.5% 8/25/48	3,067,078	2,750,589
Class GC, 2% 11/25/47	2,235,443	2,001,631
Series 2021-5164 Class M, 2.5% 7/25/48	3,125,765	2,804,301
Series 4386 Class AZ, 4.5% 11/15/40	2,192,577	2,169,683
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.570% - CME Term SOFR 1 Month Index 1.479% 6/16/37 (c)(j)(k)	121,472	13,864
Series 2010-H03 Class FA, CME Term SOFR 1 Month Index + 0.660% 5.9405% 3/20/60 (c)(d)(m)	582,435	581,996
Series 2010-H17 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7205% 7/20/60 (c)(d)(m)	155,966	155,505
Series 2010-H18 Class AF, CME Term SOFR 1 Month Index + 0.410% 5.7665% 9/20/60 (c)(d)(m)	125,403	124,754
Series 2010-H19 Class FG, CME Term SOFR 1 Month Index + 0.410% 5.7665% 8/20/60 (c)(d)(m)	117,315	116,845
Series 2010-H27 Class FA, CME Term SOFR 1 Month Index + 0.380% 5.8465% 12/20/60 (c)(d)(m)	331,187	330,062
Series 2011-H05 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9665% 12/20/60 (c)(d)(m)	258,106	257,774
Series 2011-H07 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9665% 2/20/61 (c)(d)(m)	264,745	264,330
Series 2011-H12 Class FA, CME Term SOFR 1 Month Index + 0.600% 5.9565% 2/20/61 (c)(d)(m)	328,895	328,230
Series 2011-H13 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9665% 4/20/61 (c)(d)(m)	311,597	311,262
Series 2011-H14:
Class FB, CME Term SOFR 1 Month Index + 0.610% 5.9665% 5/20/61 (c)(d)(m)	293,450	292,942
Class FC, CME Term SOFR 1 Month Index + 0.610% 5.9665% 5/20/61 (c)(d)(m)	310,973	310,627
Series 2011-H17 Class FA, CME Term SOFR 1 Month Index + 0.640% 5.9965% 6/20/61 (c)(d)(m)	332,187	331,961
Series 2011-H20 Class FA, CME Term SOFR 1 Month Index + 0.660% 6.0165% 9/20/61 (c)(d)(m)	915,778	915,264
Series 2011-H21 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0665% 10/20/61 (c)(d)(m)	328,570	328,576
Series 2012-98 Class FA, CME Term SOFR 1 Month Index + 0.510% 5.4753% 8/20/42 (c)(d)	574,913	565,584
Series 2012-H01 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1665% 11/20/61 (c)(d)(m)	417,153	417,750
Series 2012-H03 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1665% 1/20/62 (c)(d)(m)	191,469	191,748
Series 2012-H06 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0965% 1/20/62 (c)(d)(m)	377,293	377,431
Series 2012-H07 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0965% 3/20/62 (c)(d)(m)	181,342	181,139
Series 2012-H21 Class DF, CME Term SOFR 1 Month Index + 0.760% 6.1165% 5/20/61 (c)(d)(m)	13,645	13,644
Series 2012-H23 Class WA, CME Term SOFR 1 Month Index + 0.630% 5.9865% 10/20/62 (c)(d)(m)	10,609	10,598
Series 2013-H07 Class BA, CME Term SOFR 1 Month Index + 0.360% 5.8265% 3/20/63 (c)(d)(m)	12,533	12,492
Series 2014-H03 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0665% 1/20/64 (c)(d)(m)	180,403	180,398
Series 2014-H05 Class FB, CME Term SOFR 1 Month Index + 0.710% 6.0665% 12/20/63 (c)(d)(m)	299,225	299,145
Series 2014-H11 Class BA, CME Term SOFR 1 Month Index + 0.610% 5.9665% 6/20/64 (c)(d)(m)	244,787	244,467
Series 2015-H13 Class FL, CME Term SOFR 1 Month Index + 0.390% 5.7465% 5/20/63 (c)(d)(m)	9,006	8,915
Series 2015-H19 Class FA, CME Term SOFR 1 Month Index + 0.310% 5.6665% 4/20/63 (c)(d)(m)	11,604	11,483
Series 2016-H20 Class FM, CME Term SOFR 1 Month Index + 0.510% 5.8665% 12/20/62 (c)(d)(m)	35,131	34,880
Series 2019-128 Class FH, CME Term SOFR 1 Month Index + 0.610% 5.5753% 10/20/49 (c)(d)	1,519,028	1,491,319
Series 2019-23 Class NF, CME Term SOFR 1 Month Index + 0.560% 5.5253% 2/20/49 (c)(d)	3,020,155	2,978,108
planned amortization class:
Series 2011-136 Class WI, 4.5% 5/20/40 (j)	33,144	1,739
Series 2016-69 Class WA, 3% 2/20/46	609,871	575,871
Series 2017-134 Class BA, 2.5% 11/20/46	325,026	301,704
Series 2017-153 Class GA, 3% 9/20/47	2,864,873	2,660,704
Series 2017-182 Class KA, 3% 10/20/47	2,279,806	2,132,171
Series 2018-13 Class Q, 3% 4/20/47	2,703,895	2,574,516
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	327,755	328,127
Series 2010-160 Class DY, 4% 12/20/40	2,712,239	2,681,494
Series 2010-170 Class B, 4% 12/20/40	598,158	590,834
Series 2017-139 Class BA, 3% 9/20/47	6,487,681	5,972,037
Series 2004-32 Class GS, 6.380% - CME Term SOFR 1 Month Index 1.289% 5/16/34 (c)(j)(k)	67,339	5,220
Series 2004-73 Class AL, 7.080% - CME Term SOFR 1 Month Index 1.989% 8/17/34 (c)(j)(k)	66,143	6,464
Series 2007-35 Class SC, 39.510% x CME Term SOFR 1 Month Index 8.9341% 6/16/37 (c)(d)(k)	2,221	2,648
Series 2010-116 Class QB, 4% 9/16/40	199,176	193,336
Series 2010-H10 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7205% 5/20/60 (c)(d)(m)	432,610	431,484
Series 2011-94 Class SA, 5.980% - CME Term SOFR 1 Month Index 1.0247% 7/20/41 (c)(j)(k)	248,932	26,993
Series 2013-149 Class MA, 2.5% 5/20/40	1,426,316	1,396,587
Series 2014-2 Class BA, 3% 1/20/44	5,363,664	5,023,838
Series 2014-21 Class HA, 3% 2/20/44	2,000,210	1,886,623
Series 2014-25 Class HC, 3% 2/20/44	3,403,345	3,180,249
Series 2014-5 Class A, 3% 1/20/44	2,758,877	2,583,123
Series 2015-H13 Class HA, 2.5% 8/20/64 (m)	15,985	15,485
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 5.15% 5/20/66 (c)(d)(m)	738,695	735,290
Series 2017-186 Class HK, 3% 11/16/45	2,924,939	2,746,408
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5% 8/20/66 (c)(d)(m)	1,299,362	1,292,830
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.252% 5/20/65 (c)(m)	79,715	79,208
Prpm 2024-Rcf4 LLC Series 2024-RCF4 Class A1, 4% 7/25/54 (b)	3,463,812	3,385,472
TOTAL U.S. GOVERNMENT AGENCY		385,512,375
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $543,539,818)		543,023,173

Commercial Mortgage Securities - 6.3%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 6.247% 1/15/39 (b)(c)(d)	20,613,000	20,477,727
Class B, CME Term SOFR 1 Month Index + 1.550% 6.647% 1/15/39 (b)(c)(d)	3,893,000	3,850,420
Class C, CME Term SOFR 1 Month Index + 2.150% 7.247% 1/15/39 (b)(c)(d)	2,780,000	2,744,381
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)	38,000,000	36,767,215
Class ANM, 3.112% 11/5/32 (b)	17,278,000	16,069,390
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	3,878,000	3,344,916
Class CNM, 3.8425% 11/5/32 (b)(c)	1,604,000	1,166,933
BANK:
sequential payer:
Series 2017-BNK9 Class A4, 3.538% 11/15/54	4,324,000	4,169,463
Series 2018-BN10:
Class A4, 3.428% 2/15/61	10,090,573	9,774,501
Class A5, 3.688% 2/15/61	20,569,000	20,043,135
Series 2018-BN14 Class A4, 4.231% 9/15/60	30,445,000	30,213,524
Series 2019-BN21 Class A5, 2.851% 10/17/52	2,858,000	2,619,076
Series 2019-BN23 Class ASB, 2.846% 12/15/52	2,200,000	2,113,768
Series 2021-BN34 Class A4, 2.156% 6/15/63	5,000,000	4,228,349
Series 2021-BN35 Class ASB, 2.067% 6/15/64	7,200,000	6,567,618
Series 2023-5YR1 Class A3, 6.26% 4/15/56	8,800,000	9,242,765
Series 2020-BN25 Class XB, 0.5319% 1/15/63 (c)(j)	31,293,000	641,938
Series 2021-BN33 Class XA, 1.1624% 5/15/64 (c)(j)	14,076,975	670,025
BANK Trust sequential payer Series 2017-BNK5 Class ASB, 3.179% 6/15/60	10,016,152	9,834,301
Bank5 2023-5Yr3 sequential payer Series 2023-5YR3 Class A3, 6.724% 9/15/56	8,000,000	8,602,198
BBCMS Mortgage Trust sequential payer Series 2023-C21 Class A3, 6.5065% 9/15/56 (c)	17,797,000	19,411,512
Benchmark 2024-V9 Mortgage Tru sequential payer Series 2024-V9 Class A3, 5.6019% 8/15/57	19,000,000	19,751,448
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	3,240,000	3,197,104
Series 2019-B10 Class A4, 3.717% 3/15/62	2,700,000	2,613,457
Series 2023-V3 Class A3, 6.3629% 7/15/56	8,400,000	8,901,399
Series 2019-B14 Class XA, 0.8919% 12/15/62 (c)(j)	107,526,356	2,433,429
Series 2020-B17 Class XA, 1.5345% 3/15/53 (c)(j)	109,288,283	4,726,150
Series 2020-B18 Class XA, 1.9079% 7/15/53 (c)(j)	49,246,030	2,760,964
BLP Commercial Mortgage Trust sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 6.4387% 3/15/41 (b)(c)(d)	16,705,000	16,652,797
BMO Mortgage Trust sequential payer:
Series 2022-C3 Class ASB, 5.5032% 9/15/54 (c)	6,607,000	6,888,695
Series 2023-5C1 Class A3, 6.534% 8/15/56	4,200,000	4,464,679
BMP floater Series 2024-MF23:
Class A, CME Term SOFR 1 Month Index + 1.370% 6.4685% 6/15/41 (b)(c)(d)	22,372,000	22,330,053
Class B, CME Term SOFR 1 Month Index + 1.640% 6.7381% 6/15/41 (b)(c)(d)	11,045,000	11,010,484
Class C, CME Term SOFR 1 Month Index + 1.840% 6.9378% 6/15/41 (b)(c)(d)	7,810,000	7,780,713
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 6.9945% 4/15/37 (b)(c)(d)	76,026,000	76,263,581
Class B, CME Term SOFR 1 Month Index + 2.440% 7.5435% 4/15/37 (b)(c)(d)	19,373,000	19,433,541
BX Commercial Mortgage Trust:
floater:
Series 2019-IMC:
Class B, CME Term SOFR 1 Month Index + 1.340% 6.4433% 4/15/34 (b)(c)(d)	15,742,000	15,486,193
Class C, CME Term SOFR 1 Month Index + 1.640% 6.7433% 4/15/34 (b)(c)(d)	10,407,000	10,231,382
Class D, CME Term SOFR 1 Month Index + 1.940% 7.0433% 4/15/34 (b)(c)(d)	10,925,000	10,740,641
Series 2021-BXMF Class A, CME Term SOFR 1 Month Index + 0.750% 5.8474% 10/15/26 (b)(c)(d)	12,443,600	12,334,718
Series 2021-LBA Class AJV, CME Term SOFR 1 Month Index + 0.910% 6.0115% 2/15/36 (b)(c)(d)	7,697,069	7,660,989
Series 2021-PAC:
Class A, CME Term SOFR 1 Month Index + 0.800% 5.9006% 10/15/36 (b)(c)(d)	49,523,000	49,074,198
Class B, CME Term SOFR 1 Month Index + 1.010% 6.1103% 10/15/36 (b)(c)(d)	5,541,000	5,461,348
Class C, CME Term SOFR 1 Month Index + 1.210% 6.3101% 10/15/36 (b)(c)(d)	7,417,000	7,289,520
Class D, CME Term SOFR 1 Month Index + 1.410% 6.5098% 10/15/36 (b)(c)(d)	7,201,000	7,063,731
Class E, CME Term SOFR 1 Month Index + 2.060% 7.159% 10/15/36 (b)(c)(d)	25,035,000	24,753,356
Series 2021-VINO Class A, CME Term SOFR 1 Month Index + 0.760% 5.8638% 5/15/38 (b)(c)(d)	22,421,568	22,295,447
Series 2022-IND Class A, CME Term SOFR 1 Month Index + 1.490% 6.5875% 4/15/37 (b)(c)(d)	28,419,970	28,411,089
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 6.1094% 2/15/39 (b)(c)(d)	31,833,230	31,654,168
Class B, CME Term SOFR 1 Month Index + 1.310% 6.4088% 2/15/39 (b)(c)(d)	11,954,924	11,872,733
Class C, CME Term SOFR 1 Month Index + 1.560% 6.6582% 2/15/39 (b)(c)(d)	11,954,924	11,865,262
Class D, CME Term SOFR 1 Month Index + 1.960% 7.0573% 2/15/39 (b)(c)(d)	11,954,924	11,857,790
Series 2023-XL3:
Class A, CME Term SOFR 1 Month Index + 1.760% 6.8579% 12/9/40 (b)(c)(d)	19,906,218	19,968,425
Class B, CME Term SOFR 1 Month Index + 2.190% 7.2873% 12/9/40 (b)(c)(d)	5,395,802	5,399,174
Class C, CME Term SOFR 1 Month Index + 2.640% 7.7367% 12/9/40 (b)(c)(d)	2,384,192	2,384,937
floater sequential payer:
Series 2019-CALM Class A, CME Term SOFR 1 Month Index + 0.990% 6.0875% 11/15/32 (b)(c)(d)	1,291,448	1,291,045
Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.1433% 4/15/34 (b)(c)(d)	14,082,756	13,924,325
Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 5.8815% 6/15/38 (b)(c)(d)	5,874,143	5,837,430
Series 2024-XL5 Class A, CME Term SOFR 1 Month Index + 1.390% 6.4882% 3/15/41 (b)(c)(d)	91,742,988	91,748,483
BX Commercial Mortgage Trust 2024-Xl4:
floater:
Series 2024-XL4 Class B, CME Term SOFR 1 Month Index + 1.790% 6.8881% 2/15/39 (b)(c)(d)	4,785,202	4,774,735
Series 2024-XL5:
Class B, CME Term SOFR 1 Month Index + 1.690% 6.7877% 3/15/41 (b)(c)(d)	14,836,535	14,771,625
Class C, CME Term SOFR 1 Month Index + 1.940% 7.0374% 3/15/41 (b)(c)(d)	19,696,987	19,610,813
floater sequential payer Series 2024-XL4 Class A, CME Term SOFR 1 Month Index + 1.440% 6.5385% 2/15/39 (b)(c)(d)	38,268,011	38,268,011
BX Commercial Mtg Trust floater Series 2024-MDHS Class A, 6.7378% 5/15/41 (b)(c)	48,896,460	48,957,581
BX Trust floater:
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.2615% 8/15/39 (b)(c)(d)	20,319,336	20,319,336
Series 2022-IND:
Class B, CME Term SOFR 1 Month Index + 1.940% 7.0365% 4/15/37 (b)(c)(d)	14,487,421	14,478,366
Class C, CME Term SOFR 1 Month Index + 2.290% 7.3865% 4/15/37 (b)(c)(d)	3,269,183	3,269,183
Class D, CME Term SOFR 1 Month Index + 2.830% 7.9355% 4/15/37 (b)(c)(d)	2,737,461	2,737,461
Series 2024-CNYN:
Class A, CME Term SOFR 1 Month Index + 1.440% 6.5384% 4/15/41 (b)(c)(d)	59,305,883	59,250,284
Class B, CME Term SOFR 1 Month Index + 1.690% 6.788% 4/15/41 (b)(c)(d)	9,451,594	9,422,058
Class C, CME Term SOFR 1 Month Index + 1.940% 7.0377% 4/15/41 (b)(c)(d)	7,847,315	7,822,793
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, CME Term SOFR 1 Month Index + 1.360% 6.464% 12/15/37 (b)(c)(d)	11,218,000	11,210,989
CD Mortgage Trust sequential payer Series 2017-CD5 Class A3, 3.171% 8/15/50	14,100,000	13,567,033
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1:
Class A1, 1.69% 7/15/60 (b)	64,636,420	62,542,956
Class A2, 1.99% 7/15/60 (b)	24,935,790	22,596,666
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	46,851,895	44,014,910
Citigroup Commercial Mortgage Trust:
Series 2015-GC27 Class A5, 3.137% 2/10/48	7,844,653	7,814,972
Series 2019-GC41 Class XA, 1.161% 8/10/56 (c)(j)	47,965,361	1,745,599
Citigroup Commercial Mtg Trust 2018-C6 sequential payer Series 2018-C6 Class A3, 4.145% 11/10/51	1,000,000	965,766
COMM Mortgage Trust sequential payer:
Series 2015 LC19 Class A3, 2.922% 2/10/48	12,461,288	12,443,593
Series 2015-DC1 Class A4, 3.078% 2/10/48	22,432,114	22,379,872
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/52	13,797,000	13,650,625
Credit Suisse Mortgage Trust sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	4,634,595	4,466,569
CSAIL Commercial Mortgage Trust sequential payer Series 2015-C4 Class A3, 3.5438% 11/15/48	3,179,799	3,144,524
DTP Commercial Mortgage Trust 2023-Ste2 sequential payer Series 2023-STE2 Class A, 6.038% 1/15/41 (b)(c)	7,693,000	7,885,502
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, CME Term SOFR 1 Month Index + 0.810% 5.9125% 11/15/38 (b)(c)(d)	51,777,731	51,357,037
Class B, CME Term SOFR 1 Month Index + 1.230% 6.3317% 11/15/38 (b)(c)(d)	19,941,788	19,854,022
EQT Trust sequential payer Series 2024-EXTR Class A, 5.3308% 7/5/41 (b)(c)	21,183,000	21,673,916
Extended Stay America Trust floater Series 2021-ESH:
Class A, CME Term SOFR 1 Month Index + 1.190% 6.2915% 7/15/38 (b)(c)(d)	11,611,973	11,597,458
Class B, CME Term SOFR 1 Month Index + 1.490% 6.5915% 7/15/38 (b)(c)(d)	8,450,579	8,432,094
Class C, CME Term SOFR 1 Month Index + 1.810% 6.9115% 7/15/38 (b)(c)(d)	6,230,119	6,216,491
Class D, CME Term SOFR 1 Month Index + 2.360% 7.4615% 7/15/38 (b)(c)(d)	12,598,349	12,622,691
Freddie Mac:
sequential payer:
Series 2015-K049 Class A2, 3.01% 7/25/25	3,145,363	3,107,136
Series 2016-K054 Class A2, 2.745% 1/25/26	14,550,957	14,279,376
Series 2017-K070 Class A2, 3.303% 11/25/27	13,300,000	13,063,755
Series 2018-K074 Class A2, 3.6% 1/25/28	23,600,000	23,357,729
Series 2018-K731 Class A2, 3.6% 2/25/25	5,171,976	5,143,139
Series 2019-K098 Class A2, 2.425% 8/25/29	3,500,000	3,263,364
Series 2020-K740 Class A2, 1.47% 9/25/27	13,400,000	12,473,121
Series 2022-K750 Class A2, 3% 9/25/29	31,300,000	29,948,259
Series 2023-K751 Class A2, 4.412% 3/25/30	10,600,000	10,765,325
Series 2023-K752 Class A2, 4.284% 7/25/30	22,495,000	22,692,117
Series 2024-K517 Class A2, 5.355% 1/25/29	39,500,000	41,414,972
Series K069 Class A2, 3.187% 9/25/27	8,968,405	8,776,542
Series K071 Class A2, 3.286% 11/25/27	18,600,000	18,253,627
Series K072 Class A2, 3.444% 12/25/27	6,100,000	6,012,758
Series K073 Class A2, 3.35% 1/25/28	15,200,000	14,937,999
Series 2017-K068 Class A2, 3.244% 8/25/27	6,000,000	5,887,855
Series 2018-K075 Class A2, 3.65% 2/25/28	42,000,000	41,607,796
Series 2018-K081 Class A2, 3.9% 8/25/28	5,000,000	4,985,023
Series 2022 K748 Class A2, 2.26% 1/25/29	54,100,000	50,458,248
Series K047 Class A2, 3.329% 5/25/25	23,431,593	23,223,668
Series K076 Class A2, 3.9% 4/25/28	6,900,000	6,886,662
Series K077 Class A2, 3.85% 5/25/28	22,800,000	22,696,499
Series K084 Class A2, 3.78% 10/25/28	6,000,000	5,955,617
Freddie Mac Multiclass Mortgage participation certificates Series K044 Class A2, 2.811% 1/25/25	13,471,388	13,383,503
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, CME Term SOFR 1 Month Index + 2.060% 7.1615% 9/15/31 (b)(c)(d)	4,977,334	4,952,661
Series 2021-IP:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.1615% 10/15/36 (b)(c)(d)	21,765,000	21,578,890
Class B, CME Term SOFR 1 Month Index + 1.260% 6.3615% 10/15/36 (b)(c)(d)	3,364,000	3,302,689
Class C, CME Term SOFR 1 Month Index + 1.660% 6.7615% 10/15/36 (b)(c)(d)	2,773,000	2,725,333
sequential payer:
Series 2017-GS6 Class A2, 3.164% 5/10/50	2,679,224	2,577,096
Series 2017-GS8 Class AAB, 3.313% 11/10/50	7,604,971	7,481,993
Series 2018-GS10:
Class A5, 4.155% 7/10/51	4,160,000	4,056,128
Class AAB, 4.106% 7/10/51	1,110,936	1,105,756
Series 2019-GC38 Class A3, 3.703% 2/10/52	1,100,000	1,065,347
Series 2019-GSA1 Class A4, 3.0479% 11/10/52	6,943,770	6,505,110
Series 2020-GC45 Class AAB, 2.8428% 2/13/53	4,750,000	4,551,579
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (b)(c)	3,323,907	3,179,045
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.5856% 8/15/39 (b)(c)(d)	54,074,000	54,209,185
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2012-NLP Class A, CME Term SOFR 1 Month Index + 0.590% 5.693% 4/15/37 (b)(c)(d)	13,375,030	13,007,217
JPMCC Commercial Mortgage Securities Trust sequential payer Series 2016 JP4 Class A3, 3.3928% 12/15/49	13,946,510	13,633,506
Jpmcc Commercial Mortgage Security sequential payer Series 2017-JP6 Class ASB, 3.2829% 7/15/50	1,833,722	1,807,383
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, CME Term SOFR 1 Month Index + 1.610% 6.7115% 9/15/29 (b)(c)(d)	5,557,878	5,196,618
Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (b)	3,450,000	2,661,329
Class DFX, 5.3503% 7/5/33 (b)	5,907,000	4,273,713
Ksl Commercial Mtg Trust 2023-Ht floater Series 2023-HT Class A, CME Term SOFR 1 Month Index + 2.290% 7.3867% 12/15/36 (b)(c)(d)	8,300,000	8,320,750
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.3918% 5/15/39 (b)(c)(d)	57,498,000	55,916,805
Class B, CME Term SOFR 1 Month Index + 1.790% 6.8904% 5/15/39 (b)(c)(d)	33,561,000	31,977,340
Class C, CME Term SOFR 1 Month Index + 2.090% 7.1896% 5/15/39 (b)(c)(d)	19,262,000	18,202,590
Class D, CME Term SOFR 1 Month Index + 2.540% 7.6384% 5/15/39 (b)(c)(d)	17,119,000	15,916,308
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 5.9115% 3/15/38 (b)(c)(d)	18,998,737	18,692,077
Class B, CME Term SOFR 1 Month Index + 0.990% 6.0915% 3/15/38 (b)(c)(d)	5,915,988	5,813,151
Class C, CME Term SOFR 1 Month Index + 1.210% 6.3115% 3/15/38 (b)(c)(d)	3,722,179	3,652,854
Class D, CME Term SOFR 1 Month Index + 1.510% 6.6115% 3/15/38 (b)(c)(d)	5,177,580	5,074,717
Class E, CME Term SOFR 1 Month Index + 1.860% 6.9615% 3/15/38 (b)(c)(d)	4,523,244	4,388,443
MHP Commercial Mortgage Trust floater Series 2021-STOR Class A, CME Term SOFR 1 Month Index + 0.810% 5.9115% 7/15/38 (b)(c)(d)	22,147,000	21,980,898
Morgan Stanley BAML Trust sequential payer Series 2016-C28 Class A3, 3.272% 1/15/49	25,898,504	25,482,326
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	42,970,000	41,906,836
Series 2018-H4 Class A4, 4.31% 12/15/51	11,843,000	11,657,517
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (b)(c)	5,415,000	5,217,279
Class C, 3.283% 11/10/36 (b)(c)	5,196,000	4,928,316
Series 2021-L6 Class XA, 1.2895% 6/15/54 (c)(j)	47,025,723	2,348,940
Morgan Stanley Capital I Trust 2024-N sequential payer Series 2024-NSTB Class A, 3.9% 7/20/32 (b)(c)	18,700,000	18,130,110
MSWF Commercial Mortgage Trust Series 2023-2 Class XD, 3.2521% 12/15/56 (b)(c)(j)	8,200,000	1,706,450
OPEN Trust sequential payer Series 2023-AIR:
Class A, CME Term SOFR 1 Month Index + 3.080% 8.1856% 10/15/28 (b)(c)(d)	20,180,426	20,369,618
Class B, CME Term SOFR 1 Month Index + 3.830% 9.1749% 10/15/28 (b)(c)(d)	12,159,841	12,251,040
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	365,408	376,506
RLGH Trust floater Series 2021-TROT Class A, CME Term SOFR 1 Month Index + 0.910% 6.0115% 4/15/36 (b)(c)(d)	12,400,000	12,296,128
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 7.0965% 2/15/39 (b)(c)(d)	9,333,000	9,146,340
Class C, CME Term SOFR 1 Month Index + 2.650% 7.7465% 2/15/39 (b)(c)(d)	4,854,000	4,723,549
SREIT Trust floater:
Series 2021-FLWR Class A, CME Term SOFR 1 Month Index + 0.690% 5.788% 7/15/36 (b)(c)(d)	16,700,000	16,616,500
Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 5.9418% 11/15/38 (b)(c)(d)	38,518,516	38,325,923
Class B, CME Term SOFR 1 Month Index + 1.190% 6.2908% 11/15/38 (b)(c)(d)	27,730,843	27,522,862
Class C, CME Term SOFR 1 Month Index + 1.440% 6.54% 11/15/38 (b)(c)(d)	12,001,932	11,896,915
Class D, CME Term SOFR 1 Month Index + 1.690% 6.7892% 11/15/38 (b)(c)(d)	7,887,421	7,818,406
UBS Commercial Mortgage Trust sequential payer Series 2018-C9 Class A4, 4.117% 3/15/51	2,800,000	2,735,932
Ubs Commercial Mtg Trust 2017-C6 sequential payer Series 2017-C6 Class A5, 3.5795% 12/15/50	7,045,000	6,781,786
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	29,470,000	24,324,833
Series 2020-LAB:
Class B, 2.453% 10/10/42 (b)	1,400,000	1,127,071
Class X, 0.5162% 10/10/42 (b)(c)(j)	40,100,000	869,857
Wells Fargo Commercial Mortage Trust 20 floater Series 2024-MGP:
Class A11, CME Term SOFR 1 Month Index + 1.990% 7.3407% 8/15/41 (b)(c)(d)	7,800,000	7,796,787
Class A12, CME Term SOFR 1 Month Index + 1.690% 7.0412% 8/15/41 (b)(c)(d)	22,500,000	22,491,097
Wells Fargo Commercial Mortgage Trust:
floater:
Series 2016-C35 Class A4FL, CME Term SOFR 1 Month Index + 1.160% 6.2472% 7/15/48 (b)(c)(d)	8,500,000	8,495,725
Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.4115% 5/15/31 (b)(c)(d)	19,889,000	19,441,498
sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48	16,246,000	16,137,366
Series 2016-LC25 Class A3, 3.374% 12/15/59	8,922,099	8,718,030
Series 2018-C46 Class A4, 4.152% 8/15/51	1,115,000	1,088,713
Series 2024-5C1 Class A3, 5.928% 7/15/57	8,000,000	8,435,411
Series 2018-C46 Class XA, 1.0767% 8/15/51 (c)(j)	40,520,378	916,271
Wells Fargo Commercial Mtg Trust sequential payer Series 2016-C37, Class A4, 3.525% 12/15/49	6,585,998	6,447,012
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,617,126,924)		2,593,143,115

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Cost $37,195,409)	32,466,000	35,059,611

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a)	Value ($)
Colombian Republic:
8% 11/14/35	10,685,000	11,374,183
8.75% 11/14/53	14,370,000	15,729,833
Panamanian Republic 3.298% 1/19/33	50,825,000	42,362,638
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $77,180,287)		69,466,654

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Discover Bank ICE IBA - USD SOFR SPREAD-ADJ + 1.730% 5.974% 8/9/28 (c)(d)	23,162,000	23,917,504
KeyBank NA 6.95% 2/1/28	850,000	900,644
Regions Bank 6.45% 6/26/37	30,566,000	32,882,398
TOTAL BANK NOTES (Cost $58,335,669)		57,700,546

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 4.89% (n) (Cost $322,794,482)	322,730,525	322,795,071

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 3.14% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring September 2035.	9/12/25	52,300,000	1,971,274
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 3.7375% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/26/25	50,000,000	415,311
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 4.05% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2034.	4/23/29	60,200,000	1,644,088
Option on an interest rate swap with Citibank N.A. to pay annually a fixed rate of 3.755% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring March 2034.	3/19/29	35,100,000	1,078,650
Option on an interest rate swap with Citibank N.A. to pay annually a fixed rate of 3.778% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	82,200,000	618,464
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.1415% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring September 2035.	9/15/25	24,000,000	906,185
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.386% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring August 2035.	8/18/25	34,900,000	934,302
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.53% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring August 2034.	8/01/29	51,500,000	1,825,264

TOTAL PUT OPTIONS			9,393,538
Call Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 3.14% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring September 2035.	9/12/25	52,300,000	1,392,771
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 3.7375% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/26/25	50,000,000	2,379,628
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 4.05% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2034.	4/23/29	60,200,000	3,289,761
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.755% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring March 2034.	3/19/29	35,100,000	1,637,696
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.778% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	82,200,000	4,126,064
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.1415% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring September 2035.	9/15/25	24,000,000	643,711
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.386% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring August 2035.	8/18/25	34,900,000	1,266,155
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.53% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring August 2034.	8/01/29	51,500,000	2,126,666

TOTAL CALL OPTIONS			16,862,452
TOTAL PURCHASED SWAPTIONS (Cost $29,048,620)			26,255,990

TOTAL INVESTMENT IN SECURITIES - 113.5% (Cost $47,961,551,759)	46,557,822,664
NET OTHER ASSETS (LIABILITIES) - (13.5)%	(5,554,520,239)
NET ASSETS - 100.0%	41,003,302,425

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
Ginnie Mae 2% 10/1/54	(312,800,000)	(265,139,223)
Ginnie Mae 3% 10/1/54	(139,550,000)	(127,265,707)
Ginnie Mae 3.5% 10/1/54	(99,000,000)	(93,058,248)
Ginnie Mae 5% 10/1/54	(35,600,000)	(35,665,650)
Ginnie Mae 5.5% 10/1/54	(72,150,000)	(72,848,816)
Ginnie Mae 6% 10/1/54	(139,050,000)	(141,384,232)
2.5% 10/1/54	(167,250,000)	(147,319,771)
4% 10/1/54	(70,200,000)	(67,873,656)
4.5% 10/1/54	(39,250,000)	(38,750,120)

TOTAL GINNIE MAE		(989,305,423)

Uniform Mortgage Backed Securities
1.5% 10/1/54	(59,700,000)	(47,164,110)
1.5% 10/1/54	(36,675,000)	(28,973,932)
4% 10/1/54	(57,500,000)	(55,220,217)
4% 10/1/54	(100,000,000)	(96,035,160)
4.5% 11/1/54	(18,300,000)	(17,991,188)
5% 10/1/39	(52,200,000)	(52,854,541)
Uniform Mortgage Backed Securities 2% 10/1/39	(10,700,000)	(9,790,918)
Uniform Mortgage Backed Securities 2% 10/1/54	(24,800,000)	(20,506,500)
Uniform Mortgage Backed Securities 2% 10/1/54	(210,850,000)	(174,346,594)
Uniform Mortgage Backed Securities 2% 10/1/54	(159,150,000)	(131,597,156)
Uniform Mortgage Backed Securities 2% 10/1/54	(200,000,000)	(165,375,000)
Uniform Mortgage Backed Securities 2% 10/1/54	(135,400,000)	(111,958,875)
Uniform Mortgage Backed Securities 2% 10/1/54	(250,000,000)	(206,718,750)
Uniform Mortgage Backed Securities 2% 10/1/54	(190,000,000)	(157,106,250)
Uniform Mortgage Backed Securities 2% 11/1/54	(307,400,000)	(254,541,617)
Uniform Mortgage Backed Securities 2.5% 10/1/54	(1,925,000)	(1,661,140)
Uniform Mortgage Backed Securities 2.5% 10/1/54	(30,525,000)	(26,340,929)
Uniform Mortgage Backed Securities 2.5% 10/1/54	(17,475,000)	(15,079,697)
Uniform Mortgage Backed Securities 2.5% 10/1/54	(13,600,000)	(11,735,844)
Uniform Mortgage Backed Securities 2.5% 10/1/54	(21,925,000)	(18,919,734)
Uniform Mortgage Backed Securities 2.5% 10/1/54	(8,200,000)	(7,076,024)
Uniform Mortgage Backed Securities 3% 10/1/54	(5,300,000)	(4,756,750)
Uniform Mortgage Backed Securities 3% 10/1/54	(6,800,000)	(6,103,000)
Uniform Mortgage Backed Securities 3% 10/1/54	(13,600,000)	(12,206,000)
Uniform Mortgage Backed Securities 3% 10/1/54	(19,200,000)	(17,232,000)
Uniform Mortgage Backed Securities 3% 10/1/54	(35,450,000)	(31,816,375)
Uniform Mortgage Backed Securities 3.5% 10/1/54	(51,150,000)	(47,647,422)
Uniform Mortgage Backed Securities 3.5% 10/1/54	(63,300,000)	(58,965,431)
Uniform Mortgage Backed Securities 3.5% 10/1/54	(56,950,000)	(53,050,258)
Uniform Mortgage Backed Securities 3.5% 10/1/54	(56,950,000)	(53,050,258)
Uniform Mortgage Backed Securities 3.5% 10/1/54	(23,800,000)	(22,170,257)
Uniform Mortgage Backed Securities 4.5% 10/1/54	(18,300,000)	(17,990,472)
Uniform Mortgage Backed Securities 4.5% 10/1/54	(18,300,000)	(17,990,472)
Uniform Mortgage Backed Securities 4.5% 10/1/54	(29,475,000)	(28,976,457)
Uniform Mortgage Backed Securities 6% 10/1/54	(109,700,000)	(112,103,977)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(2,095,053,305)

TOTAL TBA SALE COMMITMENTS (Proceeds $3,100,246,127)		(3,084,358,728)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	875	Dec 2024	99,996,094	(473,142)	(473,142)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1,386	Dec 2024	172,123,875	(1,966,837)	(1,966,837)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	74	Dec 2024	9,848,938	(158,727)	(158,727)

TOTAL PURCHASED					(2,598,706)

Sold

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	576	Dec 2024	119,947,500	271,105	271,105
CBOT 5-Year U.S. Treasury Note Contracts (United States)	227	Dec 2024	24,943,398	49,104	49,104

TOTAL SOLD					320,209

TOTAL FUTURES CONTRACTS					(2,278,497)
The notional amount of futures purchased as a percentage of Net Assets is 0.7%
The notional amount of futures sold as a percentage of Net Assets is 0.4%

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(3)	Value ($)(1)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	17,690,000	83,311	(157,491)	(74,180)
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	10,070,000	47,425	(107,396)	(59,971)
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	13,100,000	61,694	(208,077)	(146,383)
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	16,000,000	75,352	(105,937)	(30,585)
CMBX N.A. BBB Index Series 15		Nov 2064	Citigroup Global Markets Ltd.	(3%)	Monthly	600,000	91,401	(90,238)	1,163
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	2,000,000	309,977	(442,919)	(132,942)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	2,420,000	375,073	(660,109)	(285,036)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	1,240,000	192,186	(323,674)	(131,488)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	1,170,000	181,337	(284,097)	(102,760)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	1,200,000	185,986	(187,449)	(1,463)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	1,800,000	278,980	(346,580)	(67,600)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	6,600,000	1,022,925	(1,079,105)	(56,180)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	2,700,000	418,469	(704,407)	(285,938)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	2,550,000	395,221	(765,881)	(370,660)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	1,650,000	255,731	(432,588)	(176,857)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	2,480,000	384,372	(703,489)	(319,117)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	600,000	92,993	(92,488)	505
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	3,470,000	537,811	(855,413)	(317,602)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	2,390,000	370,423	(560,842)	(190,419)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	1,760,000	272,780	(401,917)	(129,137)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	1,100,000	170,488	(183,895)	(13,407)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	3,200,000	495,964	(803,082)	(307,118)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly	2,000,000	237,514	(257,765)	(20,251)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly	2,000,000	237,514	(279,671)	(42,157)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly	2,000,000	237,514	(245,699)	(8,185)
CMBX N.A. BBB- Index Series 17		Dec 2056	JPMorgan Securities LLC	(3%)	Monthly	1,500,000	178,136	(196,991)	(18,855)
CMBX N.A. BBB- Index Series 17		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	1,300,000	154,384	(180,581)	(26,197)

TOTAL BUY PROTECTION							7,344,961	(10,657,781)	(3,312,820)
Sell Protection
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	35,930,000	(169,212)	808,637	639,425
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	20,930,000	(98,570)	484,431	385,861
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Citigroup Global Markets Ltd.	0.5%	Monthly	1,450,000	(16,518)	19,722	3,204
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd.	0.5%	Monthly	13,400,000	(210,929)	267,317	56,388
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd.	0.5%	Monthly	40,900,000	(643,807)	821,829	178,022
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd.	0.5%	Monthly	6,200,000	(97,594)	97,852	258
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Goldman Sachs & Co. LLC	0.5%	Monthly	15,700,000	(247,134)	314,319	67,185
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Goldman Sachs & Co. LLC	0.5%	Monthly	11,700,000	(184,170)	153,795	(30,375)
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Citigroup Global Markets Ltd.	0.5%	Monthly	10,900,000	(227,437)	271,397	43,960
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Citigroup Global Markets Ltd.	0.5%	Monthly	40,900,000	(853,411)	1,024,877	171,466
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Citigroup Global Markets Ltd.	0.5%	Monthly	6,000,000	(125,195)	125,162	(33)
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Goldman Sachs & Co. LLC	0.5%	Monthly	7,200,000	(150,234)	180,547	30,313
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Goldman Sachs & Co. LLC	0.5%	Monthly	9,775,000	(203,963)	261,292	57,329
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	19,300,000	(402,710)	407,233	4,523

TOTAL SELL PROTECTION							(3,630,884)	5,238,410	1,607,526
TOTAL CREDIT DEFAULT SWAPS							3,714,077	(5,419,371)	(1,705,294)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Dec 2026	422,086,000	1,306,505	0	1,306,505
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Dec 2027	518,419,000	2,103,293	0	2,103,293
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Dec 2028	69,939,000	385,886	0	385,886
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Dec 2029	18,835,000	132,091	0	132,091
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Dec 2031	284,900,000	2,729,211	0	2,729,211
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2034	10,341,000	(113,875)	0	(113,875)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Dec 2044	83,017,000	1,807,210	0	1,807,210
3.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2054	67,803,000	(1,570,465)	0	(1,570,465)
TOTAL INTEREST RATE SWAPS							6,779,856	0	6,779,856

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Notional amount is stated in U.S. Dollars unless otherwise noted.
(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(4)Represents floating rate.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,633,041,750 or 16.2% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security has been segregated as collateral for open bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $4,168,296.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,754,598.
(g)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $34,690,777.
(h)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $737,130.

(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(l)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(m)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	363,138,224	8,095,959,468	8,136,307,753	29,421,342	5,132	-	322,795,071	0.7%
Fidelity Securities Lending Cash Central Fund 4.89%	-	3,006,128,316	3,006,128,316	253,183	-	-	-	0.0%
Total	363,138,224	11,102,087,784	11,142,436,069	29,674,525	5,132	-	322,795,071

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	11,342,244,987	-	11,342,244,987	-

U.S. Government and Government Agency Obligations	17,616,688,860	-	17,616,688,860	-

U.S. Government Agency - Mortgage Securities	10,333,947,685	-	10,333,947,685	-

Asset-Backed Securities	3,617,496,972	-	3,617,496,972	-

Collateralized Mortgage Obligations	543,023,173	-	543,023,173	-

Commercial Mortgage Securities	2,593,143,115	-	2,593,143,115	-

Municipal Securities	35,059,611	-	35,059,611	-

Foreign Government and Government Agency Obligations	69,466,654	-	69,466,654	-

Bank Notes	57,700,546	-	57,700,546	-

Money Market Funds	322,795,071	322,795,071	-	-

Purchased Swaptions	26,255,990	-	26,255,990	-
Total Investments in Securities:	46,557,822,664	322,795,071	46,235,027,593	-
Derivative Instruments: Assets
Futures Contracts	320,209	320,209	-	-
Swaps	15,809,157	-	15,809,157	-
Total Assets	16,129,366	320,209	15,809,157	-
Liabilities
Futures Contracts	(2,598,706)	(2,598,706)	-	-
Swaps	(5,315,224)	-	(5,315,224)	-
Total Liabilities	(7,913,930)	(2,598,706)	(5,315,224)	-
Total Derivative Instruments:	8,215,436	(2,278,497)	10,493,933	-
Other Financial Instruments:
TBA Sale Commitments	(3,084,358,728)	-	(3,084,358,728)	-
Total Other Financial Instruments:	(3,084,358,728)	-	(3,084,358,728)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	7,344,961	(3,630,884)
Total Credit Risk	7,344,961	(3,630,884)
Interest Rate Risk
Futures Contracts (b)	320,209	(2,598,706)
Purchased Swaptions (c)	26,255,990	0
Swaps (d)	8,464,196	(1,684,340)
Total Interest Rate Risk	35,040,395	(4,283,046)
Total Value of Derivatives	42,385,356	(7,913,930)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(c)Gross value is presented in the Statement of Assets and Liabilities in the Investments in Securities at value line-item.
(d)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of September 30, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $47,638,757,277)	$46,235,027,593
Fidelity Central Funds (cost $322,794,482)	322,795,071

Total Investment in Securities (cost $47,961,551,759)		$46,557,822,664
Receivable for investments sold		74,072,870
Receivable for TBA sale commitments		3,100,246,127
Receivable for fund shares sold		34,882
Interest receivable		337,996,779
Distributions receivable from Fidelity Central Funds		880,305
Receivable for daily variation margin on centrally cleared swaps		2,564,402
Bi-lateral OTC swaps, at value		7,344,961
Other receivables		487
Total assets		50,080,963,477
Liabilities
Payable for investments purchased
Regular delivery	$61,904,794
Delayed delivery	5,920,492,998
TBA sale commitments, at value	3,084,358,728
Payable for fund shares redeemed	6,222,939
Bi-lateral OTC swaps, at value	3,630,884
Payable for daily variation margin on futures contracts	1,041,587
Other payables and accrued expenses	9,122
Total liabilities		9,077,661,052
Net Assets		$41,003,302,425
Net Assets consist of:
Paid in capital		$44,163,208,807
Total accumulated earnings (loss)		(3,159,906,382)
Net Assets		$41,003,302,425
Net Asset Value, offering price and redemption price per share ($41,003,302,425 ÷ 406,758,897 shares)		$100.80
Statement of Operations
Year ended September 30, 2024
Investment Income
Interest		$1,652,034,723
Income from Fidelity Central Funds (including $253,183 from security lending)		29,674,525
Total income		1,681,709,248
Expenses
Custodian fees and expenses	$18,411
Independent trustees' fees and expenses	109,281
Total expenses before reductions	127,692
Expense reductions	(16,417)
Total expenses after reductions		111,275
Net Investment income (loss)		1,681,597,973
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(426,929,009)
Fidelity Central Funds	5,132
Futures contracts	(24,663,748)
Swaps	(31,559,932)
Written options	254,250
Total net realized gain (loss)		(482,893,307)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	3,396,662,494
Futures contracts	(13,847,301)
Swaps	4,910,453
Written options	147,421
TBA Sale commitments	1,057,987
Total change in net unrealized appreciation (depreciation)		3,388,931,054
Net gain (loss)		2,906,037,747
Net increase (decrease) in net assets resulting from operations		$4,587,635,720
Statement of Changes in Net Assets

	Year ended September 30, 2024	Year ended September 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,681,597,973	$1,353,282,266
Net realized gain (loss)	(482,893,307)	(712,027,754)
Change in net unrealized appreciation (depreciation)	3,388,931,054	(281,554,785)
Net increase (decrease) in net assets resulting from operations	4,587,635,720	359,699,727
Distributions to shareholders	(1,677,228,498)	(1,344,400,074)

Affiliated share transactions
Proceeds from sales of shares	2,177,625,569	6,154,992,243
Reinvestment of distributions	1,677,228,498	1,344,397,865
Cost of shares redeemed	(2,756,697,727)	(1,454,049,597)

Net increase (decrease) in net assets resulting from share transactions	1,098,156,340	6,045,340,511
Total increase (decrease) in net assets	4,008,563,562	5,060,640,164

Net Assets
Beginning of period	36,994,738,863	31,934,098,699
End of period	$41,003,302,425	$36,994,738,863

Other Information
Shares
Sold	22,306,502	63,031,003
Issued in reinvestment of distributions	17,255,967	13,833,701
Redeemed	(28,023,917)	(14,901,688)
Net increase (decrease)	11,538,552	61,963,016

Financial Highlights
Fidelity® Investment Grade Bond Central Fund

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$93.61	$95.82	$114.50	$118.41	$112.59
Income from Investment Operations
Net investment income (loss) A,B	4.155	3.682	2.699	2.569	3.127
Net realized and unrealized gain (loss)	7.187	(2.239)	(18.662)	(1.197)	6.011
Total from investment operations	11.342	1.443	(15.963)	1.372	9.138
Distributions from net investment income	(4.152)	(3.653)	(2.717)	(2.615)	(3.192)
Distributions from net realized gain	-	-	-	(2.667)	(.126)
Total distributions	(4.152)	(3.653)	(2.717)	(5.282)	(3.318)
Net asset value, end of period	$100.80	$93.61	$95.82	$114.50	$118.41
Total Return C	12.37%	1.43%	(14.14)%	1.18%	8.24%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions F	-%	-%	-%	-%	-%
Net investment income (loss)	4.28%	3.79%	2.53%	2.22%	2.72%
Supplemental Data
Net assets, end of period (000 omitted)	$41,003,302	$36,994,739	$31,934,099	$32,962,327	$29,136,547
Portfolio turnover rate G	206%	174%	181%	245%	204% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended September 30, 2024

1. Organization.
Fidelity Investment Grade Bond Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.   Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, capital loss carryforwards, losses deferred due to wash sales and futures contracts.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$521,529,003
Gross unrealized depreciation	(1,926,015,541)
Net unrealized appreciation (depreciation)	$(1,404,486,538)
Tax Cost	$47,987,650,146

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$18,343,852
Capital loss carryforward	$(1,766,505,800)
Net unrealized appreciation (depreciation) on securities and other investments	$(1,411,744,434)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(707,003,508)
Long-term	(1,059,502,292)
Total capital loss carryforward	$(1,766,505,800)

The tax character of distributions paid was as follows:

	September 30, 2024	September 30, 2023
Ordinary Income	$1,677,228,498	$ 1,344,400,074
Total	$1,677,228,498	$ 1,344,400,074

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Investment Grade Bond Central Fund
Credit Risk
Swaps	(212,788)	(1,699,343)
Total Credit Risk	(212,788)	(1,699,343)
Interest Rate Risk
Futures Contracts	(24,663,748)	(13,847,301)
Purchased Options	(245,129)	(3,647,424)
Written Options	254,250	147,421
Swaps	(31,347,144)	6,609,796
Total Interest Rate Risk	(56,001,771)	(10,737,508)
Totals	(56,214,559)	(12,436,851)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Investment Grade Bond Central Fund	46,281,899,646	46,064,261,906

6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Investment Grade Bond Central Fund	26,904	-	-

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $16,417.

9. Other.
A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Credit Risk.
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Central Investment Portfolios II LLC and the Shareholders of Fidelity Investment Grade Bond Central Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Investment Grade Bond Central Fund (the "Fund"), a fund of Fidelity Central Investment Portfolios II LLC, including the schedule of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 13, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 35.01% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $1,259,914,306 of distributions paid in the calendar year 2023 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $1,673,876,645 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	37,482,316,252.70	100.00
Withheld	0.00	0.00
TOTAL	37,482,316,252.70	100.00
Jennifer Toolin McAuliffe
Affirmative	37,482,316,252.70	100.00
Withheld	0.00	0.00
TOTAL	37,482,316,252.70	100.00
Christine J. Thompson
Affirmative	37,482,316,252.70	100.00
Withheld	0.00	0.00
TOTAL	37,482,316,252.70	100.00
Elizabeth S. Acton
Affirmative	37,482,316,252.70	100.00
Withheld	0.00	0.00
TOTAL	37,482,316,252.70	100.00
Laura M. Bishop
Affirmative	37,482,316,252.70	100.00
Withheld	0.00	0.00
TOTAL	37,482,316,252.70	100.00
Ann E. Dunwoody
Affirmative	37,482,316,252.70	100.00
Withheld	0.00	0.00
TOTAL	37,482,316,252.70	100.00
John Engler
Affirmative	37,482,316,252.70	100.00
Withheld	0.00	0.00
TOTAL	37,482,316,252.70	100.00
Robert F. Gartland
Affirmative	37,482,316,252.70	100.00
Withheld	0.00	0.00
TOTAL	37,482,316,252.70	100.00
Robert W. Helm
Affirmative	37,482,316,252.70	100.00
Withheld	0.00	0.00
TOTAL	37,482,316,252.70	100.00
Arthur E. Johnson
Affirmative	37,482,316,252.70	100.00
Withheld	0.00	0.00
TOTAL	37,482,316,252.70	100.00
Michael E. Kenneally
Affirmative	37,482,316,252.70	100.00
Withheld	0.00	0.00
TOTAL	37,482,316,252.70	100.00
Mark A. Murray
Affirmative	37,482,316,252.70	100.00
Withheld	0.00	0.00
TOTAL	37,482,316,252.70	100.00
Carol J. Zierhoffer
Affirmative	37,482,316,252.70	100.00
Withheld	0.00	0.00
TOTAL	37,482,316,252.70	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Investment Grade Bond Central Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the profitability of the funds that invest in the fund, as well as Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.822351.119
TP1-ANN-1124

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	November 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	November 21, 2024

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	November 21, 2024